UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	12/31/2007

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of December 31, 2007 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.7%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate (Class Z)	57,442	$1,293,592
Dryden Government Income Fund, Inc. (Class Z)	1,439,517	12,739,720
Dryden High Yield Fund, Inc. (Class Z)	206,939	1,142,301
Dryden International Equity Fund (Class Z)	319,699	2,963,608
Dryden Large-Cap Core Equity Fund (Class Z)	128,071	1,831,417
Dryden Mid Cap Value (Class Z)	56,815	770,418
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	1,099,389	11,994,329
Jennison Natural Resources, Inc. (Class Z)	15,047	922,500
Jennison 20/20 Focus Fund (Class Z)	136,210	2,183,452
Jennison Growth Fund (Class Z)	144,503	2,725,319
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(b)	35,223	924,241
Jennison Value Fund (Class Z)	240,796	4,396,943

TOTAL LONG-TERM INVESTMENTS (cost $42,241,693)		43,887,840

SHORT-TERM INVESTMENTS 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $580,868)	580,868	580,868

TOTAL INVESTMENTS(a) 100.0% (cost $42,822,561)(c)		44,468,708
Other assets in excess of liabilities		8,055

NET ASSETS 100.0%		$44,476,763

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 42,938,212	$2,348,965	$(818,469)	$1,530,496

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Moderate Allocation Fund

Schedule of Investments

as of December 31, 2007 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	192,947	$4,345,161
Dryden Government Income Fund, Inc. (Class Z)	1,981,941	17,540,173
Dryden High Yield Fund, Inc. (Class Z)	392,923	2,168,933
Dryden International Equity Fund (Class Z)	1,538,878	14,265,398
Dryden Large-Cap Core Equity Fund (Class Z)	515,923	7,377,702
Dryden Mid Cap Value Fund (Class Z)	143,333	1,943,596
Dryden Short-Term Corporate Bond Fund (Class Z)	1,438,184	15,690,585
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	188,165	3,721,900
Jennison 20/20 Focus Fund (Class Z)	533,272	8,548,350
Jennison Equity Opportunity Fund (Class Z)	144,718	2,079,594
Jennison Growth Fund (Class Z)	473,308	8,926,587
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(b)	167,422	4,393,141
Jennison Natural Resources Fund, Inc. (Class Z)	54,817	3,360,665
Jennison Value Fund (Class Z)	706,820	12,906,533

TOTAL LONG-TERM INVESTMENTS (cost $98,719,523)		107,268,318

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $1,559,068)	1,559,068	1,559,068

TOTAL INVESTMENTS(a) 100.2% (cost $100,278,591)(c)		108,827,386
Liabilities in excess of other assets (0.2%)		(201,659)

NET ASSETS 100.0%		$108,625,727

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis and the net unrealized appreciation as of December 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 100,613,549	$10,651,659	$(2,437,822)	$8,213,837

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of December 31, 2007 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund(Class Z)	187,240	$4,216,635
Dryden International Equity Fund (Class Z)	1,574,537	14,595,958
Dryden Large-Cap Core Equity Fund (Class Z)	423,655	6,058,260
Dryden Mid-Cap Value Fund (Class Z)	95,375	1,293,291
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	279,408	5,526,688
Dryden Total Return Bond Fund, Inc. (Class Z)	391,094	4,931,691
Jennison 20/20 Focus Fund (Class Z)	422,030	6,765,141
Jennison Equity Opportunity Fund (Class Z)	141,585	2,034,570
Jennison Growth Fund (Class Z)	413,124	7,791,525
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(b)	106,856	2,803,903
Jennison Natural Resources Fund, Inc. (Class Z)	46,897	2,875,129
Jennison Value Fund (Class Z)	524,998	9,586,458

TOTAL LONG-TERM INVESTMENTS (cost $62,542,841)		68,479,249

SHORT-TERM INVESTMENT 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $793,051)	793,051	793,051

TOTAL INVESTMENTS(a) 100.1% (cost $63,335,892)(c)		69,272,300
Liabilities in excess of other assets (0.1%)		(100,637)

NET ASSETS 100.0%		$69,171,663

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis and the net unrealized appreciation (depreciation) as of December 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 63,483,111	$7,834,799	$(2,045,610)	$5,789,189

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of December 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS
Aerospace & Defense 3.1%
337,000	Boeing Co.	$29,474,020
787,000	United Technologies Corp.(b)	60,236,980

		89,711,000

Beverages 2.3%
864,700	PepsiCo, Inc.	65,630,730

Biotechnology 5.5%
628,300	Genentech, Inc.(a)	42,140,081
2,547,100	Gilead Sciences, Inc.(a)(b)	117,192,071

		159,332,152

Capital Markets 5.5%
2,449,600	Charles Schwab Corp.(The)	62,587,280
203,000	Goldman Sachs Group, Inc.	43,655,150
760,000	Lazard Ltd. (Class A Stock)(b)	30,916,800
389,000	Merrill Lynch & Co., Inc.	20,881,520

		158,040,750

Chemicals 4.4%
704,100	Monsanto Co.(b)	78,640,929
136,700	Mosaic Co.(The)(a)	12,896,278
249,500	Potash Corp. of Saskatchewan, Inc.	35,918,020

		127,455,227

Communications Equipment 10.2%
623,100	Ciena Corp.(a)(b)	21,253,941
2,914,600	Cisco Systems, Inc.(a)	78,898,222
927,100	Juniper Networks, Inc.(a)	30,779,720
752,900	Nokia Oyj, ADR(Finland)	28,903,831
1,088,800	QUALCOMM, Inc.	42,844,280
794,500	Research In Motion Ltd.(a)	90,096,300

		292,776,294

Computers & Peripherals 6.0%
508,500	Apple, Inc. (a)	100,723,680
1,426,300	Hewlett-Packard Co.	71,999,624

		172,723,304

Consumer Finance 0.9%
512,900	American Express Co.	26,681,058

Diversified Financial Services 2.9%
1,449,000	Bolsa de Mercadorias – BM&F, 144A(Brazil)(a)	20,351,124
43,800	CME Group, Inc.(b)	30,046,800
382,300	NYSE Euronext(b)	33,554,471

		83,952,395

Electrical Equipment 2.9%
1,112,900	ABB Ltd., ADR (Switzerland)	32,051,520
131,900	First Solar, Inc.(a)(b)	35,235,766
120,300	SunPower Corp. (Class A Stock)(a)(b)	15,685,917

		82,973,203

Energy Equipment & Services 1.5%
451,700	Schlumberger Ltd.	44,433,729

Food & Staples Retailing 2.7%
452,900	Costco Wholesale Corp.	31,594,304
727,900	CVS/Caremark Corp.	28,934,025
439,000	Whole Foods Market, Inc.(b)	17,911,200

		78,439,529

Health Care Equipment & Supplies 5.5%
388,200	Alcon, Inc.	55,528,128
749,100	Baxter International, Inc.	43,485,255
354,600	Hologic, Inc.(a)(b)	24,339,744
889,000	St. Jude Medical, Inc.(a)	36,128,960

		159,482,087

Hotels, Restaurants & Leisure 1.4%
1,146,900	Marriott International, Inc. (Class A Stock)	39,201,042

Household Products 3.1%
738,800	Colgate-Palmolive Co.	57,596,848
422,600	Procter & Gamble Co.	31,027,292

		88,624,140

Industrial Conglomerates 2.0%
1,570,900	General Electric Co.(b)	58,233,263

Internet & Catalog Retail 1.7%
532,500	Amazon.com, Inc.(a)(b)	49,330,800

Internet Software & Services 8.0%
825,900	Akamai Technologies, Inc.(a)(b)	28,576,140
378,000	Alibaba.com Ltd.(China)(a)	1,340,408
214,600	Alibaba.com Ltd., 144A(China)(a)	760,983
1,165,900	eBay, Inc.(a)	38,696,221
196,400	Google, Inc. (Class A Stock)(a)	135,806,672
1,075,700	Yahoo!, Inc.(a)(b)	25,020,782

		230,201,206

IT Services 0.6%
374,100	Infosys Technologies Ltd., ADR(India)(b)	16,969,176

Life Sciences, Tools & Services 1.8%
922,400	Thermo Fisher Scientific, Inc.(a)	53,204,032

Media 3.6%
2,038,700	Disney (Walt) Co.(The)(b)	65,809,236
1,931,100	News Corp. (Class A Stock)	39,568,239

		105,377,475

Multiline Retail 0.8%
1,156,300	Saks, Inc.(a)(b)	24,004,788

Oil, Gas & Consumable Fuels 3.6%
720,000	Marathon Oil Corp.	43,819,200
488,900	Occidental Petroleum Corp.	37,640,411
141,500	Southwestern Energy Co.(a)	7,884,380
140,100	Suncor Energy, Inc.	15,233,073

		104,577,064

Pharmaceuticals 9.9%
1,219,100	Abbott Laboratories	68,452,465
763,500	Elan Corp. PLC, ADR(Ireland)(a)	16,781,730
745,800	Merck & Co., Inc.	43,338,438
803,300	Mylan, Inc.(b)	11,294,398
510,500	Roche Holding AG, ADR(Switzerland)	43,596,700
817,700	Schering-Plough Corp.	21,783,528
1,140,000	Teva Pharmaceutical Industries Ltd., ADR(Israel)(b)	52,987,200
651,600	Wyeth	28,794,204

		287,028,663

Semiconductors & Semiconductor Equipment 0.5%
450,400	NVIDIA Corp.(a)(b)	15,322,608

Software 6.1%
1,611,400	Adobe Systems, Inc.(a)	68,855,122
3,017,000	Microsoft Corp.(b)	107,405,200

		176,260,322

Specialty Retail 0.3%
312,000	Urban Outfitters, Inc.(a)	8,505,120

Textiles, Apparel & Luxury Goods 2.8%
1,194,000	Coach, Inc.(a)	36,512,520
710,100	Nike, Inc. (Class B Stock)(b)	45,616,824

		82,129,344

	TOTAL LONG-TERM INVESTMENTS (cost $2,055,764,396)	2,880,600,501

SHORT-TERM INVESTMENT 15.1%
AFFILIATED MONEY MARKET MUTUAL FUND
438,402,972	Dryden Core Investment Fund - Taxable Money Market Series (cost $438,402,972; includes $428,020,319 of cash collateral received from securities on loan)(c)(d)	438,402,972

	TOTAL INVESTMENTS 114.7% (cost $2,494,167,368)(e)	3,319,003,473
	Liabilities in excess of other assets (14.7%)	(424,233,469)

	NET ASSETS 100.0%	$2,894,770,004

The following abbreviations are used in portfolio descriptions:

144A–	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR–	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $411,074,190; cash collateral of $428,020,319 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment

Fund – Taxable Money Market Series.

(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 2,516,086,664	$834,830,605	$(31,913,796)	$802,916,809

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.7%
COMMON STOCKS 95.0%
Aerospace & Defense 0.7%
62,300	Honeywell International, Inc.	$3,835,811

Airlines 1.4%
568,800	JetBlue Airways Corp.(a)(b)	3,355,920
274,900	Northwest Airlines, Inc.(a)	3,988,799

		7,344,719

Biotechnology 1.3%
145,700	Amgen, Inc.(a)	6,766,308

Capital Markets 5.5%
146,704	Bank of New York Mellon Corp. (The)	7,153,287
451,000	Charles Schwab Corp. (The)	11,523,050
132,400	Lazard Ltd., “Class A”(b)	5,386,032
77,500	Merrill Lynch & Co., Inc.	4,160,200

		28,222,569

Chemicals 2.3%
164,400	E.I. du Pont de Nemours & Co.	7,248,396
177,500	Nalco Holdings Co.	4,291,950

		11,540,346

Commercial Banks 1.5%
868,565	Royal Bank of Scotland Group PLC (United Kingdom)	7,676,624

Commercial Services & Supplies 3.6%
1,025,300	Allied Waste Industries, Inc.(a)(b)	11,298,806
226,400	Waste Management, Inc.	7,396,488

		18,695,294

Communications Equipment 2.8%
166,000	Corning, Inc.	3,982,340
376,200	Motorola, Inc.	6,034,248
108,100	QUALCOMM, Inc.	4,253,735

		14,270,323

Computers & Peripherals 1.0%
185,300	Diebold, Inc.	5,369,994

Containers & Packaging 2.0%
580,800	Smurfit-Stone Container Corp.(a)	6,133,248
202,600	Temple-Inland, Inc.(b)	4,224,210

		10,357,458

Diversified Consumer Services 3.4%
189,300	Career Education Corp.(a)	4,759,002
417,300	H&R Block, Inc.(b)	7,749,261
111,900	Weight Watchers International, Inc.	5,055,642

		17,563,905

Diversified Financial Services 0.7%
196,300	KKR Private Equity Investors LLP, RDU, Private Placement, 144A (cost $4,892,132; purchased 5/03/06 – 5/05/06)(e)	3,564,808

Electronic Equipment & Instruments 1.4%
136,200	Sony Corp. ADR (Japan)	7,395,660

Energy Equipment & Services 2.6%
49,600	Baker Hughes, Inc.(b)	4,022,560
92,100	Schlumberger Ltd.	9,059,877

		13,082,437

Food & Staples Retailing 4.5%
303,300	Kroger Co. (The)	8,101,143
250,000	Performance Food Group Co.(a)(b)	6,717,500
170,000	Wal-Mart Stores, Inc.	8,080,100

		22,898,743

Food Products 3.4%
780,300	Cadbury Schweppes PLC (United Kingdom)	9,645,798
339,500	ConAgra Foods, Inc.	8,076,705

		17,722,503

Healthcare Equipment & Supplies 0.8%
99,200	St. Jude Medical, Inc.(a)	4,031,488

Household Durables 1.6%
299,800	Ryland Group, Inc. (The)(b)	8,259,490

Household Products 1.2%
86,200	Kimberly-Clark Corp.	5,977,108

Independent Power Producers & Energy Traders 1.1%
126,100	NRG Energy, Inc.(a)(b)	5,465,174

Insurance 5.0%
182,200	American International Group, Inc.	10,622,260
154,500	Axis Capital Holdings Ltd.	6,020,865
92,800	MBIA, Inc.(b)	1,728,864
142,000	StanCorp Financial Group, Inc.	7,153,960

		25,525,949

Internet & Catalog Retail 1.4%
270,900	IAC/InterActiveCorp.(a)(b)	7,292,628

IT Services 1.0%
110,400	CACI International, Inc., “Class A”(a)(b)	4,942,608

Machinery 4.0%
162,900	Actuant Corp., “Class A”(b)	5,540,229
216,700	Dover Corp.	9,987,703
87,600	Nordson Corp.	5,077,296

		20,605,228

Media 8.5%
322,900	Comcast Corp., “Class A”(a)(b)	5,850,948
157,700	Discovery Holding Co., “Class A”(a)(b)	3,964,578
173,537	Liberty Global, Inc., Series C (a)	6,349,719
552,900	Pearson PLC (United Kingdom)	8,056,430
591,600	Radio One, Inc., “Class D”(a)(b)	1,402,092
193,543	Viacom, Inc., “Class B”(a)	8,500,409
669,200	Warner Music Group Corp.	4,055,352
455,500	XM Satellite Radio Holdings, Inc., “Class A”(a)	5,575,320

		43,754,848

Metals & Mining 1.4%
114,400	Peabody Energy Corp.(b)	7,051,616

Oil, Gas & Consumable Fuels 4.9%
134,800	Marathon Oil Corp.	8,203,928
156,400	Newfield Exploration Co.(a)	8,242,280
110,800	Occidental Petroleum Corp.	8,530,492

		24,976,700

Paper & Forest Products 1.1%
722,500	Domtar, Inc.(a)	5,556,025

Pharmaceuticals 9.6%
158,400	Abbott Laboratories	8,894,160
177,800	Forest Laboratories, Inc.(a)	6,480,810
172,400	Medicis Pharmaceutical Corp., “Class A”	4,477,228
116,400	Novartis AG, ADR (Switzerland)(b)	6,321,684
216,800	Pfizer, Inc.	4,927,864
228,300	Watson Pharmaceuticals, Inc.(a)(b)	6,196,062
266,300	Wyeth	11,767,796

		49,065,604

Real Estate Management & Development 0.4%
91,300	Forestar Real Estate Group, Inc.(a)	2,153,767

Semiconductors & Semiconductor Equipment 1.1%
486,900	Integrated Device Technology, Inc.(a)	5,506,839

Software 7.0%
292,200	Check Point Software Technologies Ltd.(a)	6,416,712

237,100	Fair Isaac Corp.(b)	7,622,765
233,700	Manhattan Associates, Inc.(a)(b)	6,160,332
306,600	Microsoft Corp.	10,914,960
303,500	Symantec Corp.(a)	4,898,490

		36,013,259

Specialty Retail 4.4%
145,300	Best Buy Co., Inc.	7,650,045
293,700	Gap, Inc. (The)(b)	6,249,936
311,000	Urban Outfitters, Inc.(a)(b)	8,477,860

		22,377,841

Thrifts & Mortgage Finance 1.3%
300,600	Countrywide Financial Corp.(b)	2,687,364
124,200	Downey Financial Corp.(b)	3,863,862

		6,551,226

Wireless Telecommunication Services 1.1%
330,900	Sprint Nextel Corp.	4,344,717
145,600	Virgin Mobile USA, LLC(a)	1,294,384

		5,639,101

	Total common stocks (cost $454,250,704)	487,054,001

PREFERRED STOCK 0.7%
Pharmaceuticals 0.7%
3,700	Mylan Laboratories, Inc.(a) (cost $3,724,126)	3,760,125

	Total long-term investments (cost $457,974,830)	490,814,126

SHORT-TERM INVESTMENT 27.6%
Affiliated Money Market Mutual Fund
141,519,998	Dryden Core Investment Fund - Taxable Money Market Series (cost $141,519,998; includes $127,968,110 of cash collateral received for securities on loan)(c)(d)	141,519,998

	Total Investments, Before Security Sold Short 123.3% (cost $599,494,828)(g)	632,334,124

SECURITY SOLD SHORT (0.4%)
Hotels, Restaurants & Leisure
21,400	Las Vegas Sands Corp.(a) (proceeds $2,843,026)	(2,205,270)

	Total Investments, Net of Security Sold Short(f) 122.9% (cost $596,651,802)	630,128,854
	Liabilities in excess of other assets (22.9%)	(117,338,506)

	Net Assets 100.0%	$512,790,348

The following abbreviations are used in portfolio descriptions:

144A –	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR –	American Depositary Receipt
RDU –	Restricted Depositary Unit
(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $121,875,873; cash collateral of $127,968,110 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment

Fund – Taxable Money Market Series.

(e)	Indicates a restricted security. The aggregate cost of the security is $4,892,132. The aggregate market value of $3,564,808 represents 0.7% of net assets.
(f)	As of December 31, 2007, one security representing $3,564,808 and 0.7% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 606,696,818	$60,407,145	$(34,769,839)	$25,637,306

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

Schedule of Investments

as of December 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS 63.8%

Aerospace & Defense 1.9%
26,754	Boeing Co.	$2,339,905
8,100	Ceradyne, Inc.(a)(g)	380,133
2,302	European Aeronautic Defense and Space Co. (Netherlands)	73,472
41,000	Honeywell International, Inc.	2,524,370
3,400	L-3 Communications Holdings, Inc.	360,196
30,029	Lockheed Martin Corp.	3,160,853
43,500	Northrop Grumman Corp.	3,420,839
8,500	Raytheon Co.	515,950
2,100	United Technologies Corp.	160,734

		12,936,452

Air Freight & Logistics
14,400	Pacer International, Inc.	210,240
1,056	TNT NV (Netherlands)	43,616

		253,856

Airlines 0.1%
1,421	Air France-KLM (France)	49,966
1,123	British Airways PLC (United Kingdom)(a)	6,924
2,630	Deutsche Lufthansa AG (Germany)	69,944
17,000	Japan Airlines Corp. (Japan)	38,552
3,100	Pinnacle Airlines Corp.(a)	47,275
36,951	Qantas Airways Ltd. (Australia)	175,567

		388,228

Auto Components 0.2%
4,500	Aisin Seiki Co. Ltd. (Japan)	186,310
8,200	Amerigon, Inc.(a)	173,348
7,000	Bridgestone Corp. (Japan)	123,585
1,600	Denso Corp. (Japan)	65,111
26,000	Gentex Corp.	462,019
14	Rieter Holding AG (Switzerland)	6,183
2,100	Tokai Rika Co. Ltd. (Japan)	64,745
300	Toyota Boshoku Corp. (Japan)	9,651
1,500	Toyota Industries Corp. (Japan)	60,816
1,500	TRW Automotive Holdings Corp.(a)	31,350

		1,183,118

Automobiles 0.3%
1,634	Daimler AG (Germany)	158,175
6,014	Fiat SpA (Italy)	155,632
5,100	Harley-Davidson, Inc.	238,221

2,700	Honda Motor Co. Ltd. (Japan)	89,194
2,517	Peugeot SA (France)	190,807
470	Renault SA (France)	66,662
4,300	Thor Industries, Inc.	163,443
10,100	Toyota Motor Corp. (Japan)	537,914
13,900	Winnebago Industries(g)	292,178

		1,892,226

Beverages 1.7%
42,600	Anheuser-Busch Cos., Inc.	2,229,684
900	Carlsberg A/S (Denmark)	108,881
62,520	Coca-Cola Co. (The)	3,836,853
2,280	Coca-Cola Hellenic Bottling Co. SA (Greece)	98,671
7,200	Coca-Cola West Holdings Co. Ltd. (Japan)	158,956
14,400	Molson Coors Brewing Co.(g)	743,328
27,500	Pepsi Bottling Group, Inc.	1,085,150
45,400	PepsiCo, Inc.	3,445,860

		11,707,383

Biotechnology 0.7%
28,500	Amgen, Inc.(a)	1,323,540
4,026	CSL Ltd. (Australia)	127,543
17,000	Cubist Pharmaceuticals, Inc.(a)(g)	348,670
100,000	Millennium Pharmaceuticals, Inc.(a)(g)	1,498,000
33,500	OSI Pharmaceuticals, Inc.(a)(g)	1,625,085

		4,922,838

Building Products 0.1%
8,800	Apogee Enterprises, Inc.	150,568
4,000	Asahi Glass Co. Ltd. (Japan)	52,902
2,097	Cie de Saint-Gobain (France)	197,721
31,000	Nippon Sheet Glass Co. Ltd. (Japan)	156,489
7,000	Sanwa Holdings Corp. (Japan)	34,366

		592,046

Capital Markets 2.5%
1,677	3i Group PLC (United Kingdom)	33,483
2,800	Apollo Investment Corp.	47,740
985	Close Brothers Group PLC (United Kingdom)	18,627
5,303	Credit Suisse Group (Switzerland)	318,981
2,548	Deutsche Bank AG (Germany)	333,341
5,500	Franklin Resources, Inc.	629,365
22,115	Goldman Sachs Group, Inc. (The)(g)	4,755,830
4,673	Investec PLC (United Kingdom)	41,883
65,800	Janus Capital Group, Inc.(g)	2,161,530
38,300	Lazard Ltd., Class A (Bermuda)	1,558,044
17,511	Lehman Brothers Holdings, Inc.(g)	1,145,920
319	Macquarie Group Ltd. (Australia)	21,343
3,900	MCG Capital Corp.	45,201
42,677	Merrill Lynch & Co., Inc.(g)	2,290,901
17,862	Morgan Stanley	948,651
112,800	TD Ameritrade Holding Corp.(a)(g)	2,262,768
1,617	UBS AG (Switzerland)	74,841

		16,688,449

Chemicals 0.9%
1,945	BASF AG (Germany)	287,952
250	Bayer AG (Germany)	22,797
5,401	Celanese Corp.	228,570
13,000	Dainippon Ink & Chemicals, Inc. (Japan)	64,812
43,500	Dow Chemical Co. (The)	1,714,770
5,800	Eastman Chemical Co.	354,322
2,300	H.B. Fuller Co.(g)	51,635
3,766	Koninklijke DSM NV (Netherlands)	178,012
6,500	Kuraray Co. Ltd. (Japan)	78,418
23,000	Mitsubishi Chemical Holdings (Japan)	175,483
8,300	Monsanto Co.	927,027
5,000	Nippon Shokubai Co. Ltd. (Japan)	47,910
68,200	Olin Corp.	1,318,306
400	Shin-Etsu Chemical Co. Ltd. (Japan)	24,876
15,900	Terra Industries, Inc.(a)	759,384

		6,234,274

Commercial Banks 2.2%
1,316	Allied Irish Banks PLC (Ireland)	30,152
5,706	Alpha Credit Bank AE (Greece)	207,728
405	Australia & New Zealand Banking Group Ltd. (Australia)	9,692
15,309	Banco Bilbao Vizcaya Argentaria SA (Spain)	375,132
4,554	Banco Espirito Santo SA (Portugal)	99,873
21,930	Banco Santander Central Hispano SA (Spain)	474,209
16,570	Barclays PLC (United Kingdom)	166,241
18,800	BB&T Corp.(g)	576,596
3,567	BNP Paribas (France)	387,068
17,800	Central Pacific Financial Corp.	328,588
20,900	Comerica, Inc.	909,777
5,601	Commerzbank AG (Germany)	215,288
1,349	Commonwealth Bank of Australia (Australia)	69,553
1,841	Credit Agricole SA (France)	62,096
4,780	Danske Bank A/S (Denmark)	187,215
6,771	Dexia SA (Belgium)	170,569
13,000	DnB NOR ASA (Norway)	198,716
42,700	Fifth Third Bancorp	1,073,051
12,019	HBOS PLC (United Kingdom)	175,849
19,884	HSBC Holdings PLC (United Kingdom)	333,274
9,500	Huntington Bancshares, Inc.	140,220
3,036	Hypo Real Estate Holding AG (Germany)	161,084
5,207	Intesa Sanpaolo SpA (Italy)	41,186
43,198	KeyCorp.	1,012,993
17,711	Lloyds TSB Group PLC (United Kingdom)	166,406
2,900	Mitsubishi UFJ Financial Group, Inc. (Japan)	27,347
2	Mizuho Financial Group, Inc. (Japan)	9,527
2,567	National Australia Bank Ltd. (Australia)	84,556
815	National Bank of Greece SA (Greece)	55,980
41,648	National City Corp.	685,526
15,300	Oriental Financial Group (Puerto Rico)	205,173
35,690	Royal Bank of Scotland Group PLC (United Kingdom)	315,438
3,700	Skandinaviska Enskilda Banken, Class A (Sweden)	94,744
833	Societe Generale (France)	120,486

6	Sumitomo Mitsui Financial Group, Inc. (Japan)	44,402
5,500	Svenska Handelsbanken AB, Class A (Sweden)	176,151
400	Sydbank A/S (Denmark)	17,196
2,600	Taylor Capital Group, Inc.	53,040
7,208	U.S. Bancorp	228,782
34,164	UniCredito Italiano SpA (Italy)	283,714
3,200	UnionBanCal Corp.	156,512
42,100	Wachovia Corp.(g)	1,601,062
99,175	Wells Fargo & Co.	2,994,092
5,355	Westpac Banking Corp. (Australia)	130,217

		14,856,501

Commercial Services & Supplies 1.0%
21,900	Administaff, Inc.	619,332
3,000	American Reprographics Co.(a)	49,440
8,400	CBIZ, Inc.(a)	82,404
5,100	Corporate Executive Board Co. (The)(g)	306,510
10,500	CRA International, Inc.(a)	499,905
13,200	Diamond Management & Technology Consultants, Inc.	95,964
4,936	Downer EDI Ltd. (Australia)	23,180
2,014	Hays PLC (United Kingdom)	4,630
19,100	Herman Miller, Inc.	618,649
2,300	Manpower, Inc.	130,870
4,335	Michael Page International PLC (United Kingdom)	24,852
38,800	PeopleSupport, Inc.(a)(g)	530,784
8,800	R. R. Donnelley & Sons Co.	332,112
6,200	Spherion Corp.(a)	45,136
49,100	Steelcase, Inc., Class A	779,217
18,800	Stericycle, Inc.(a)(g)	1,116,720
69,400	TrueBlue, Inc.(a)(g)	1,004,912
15,567	Waste Management, Inc.	508,574

		6,773,191

Communications Equipment 1.4%
3,800	Anaren, Inc.(a)	62,662
102,666	Cisco Systems, Inc.(a)	2,779,169
22,000	Harris Corp.	1,378,960
77,200	Juniper Networks, Inc.(a)	2,563,040
13,438	Nokia Corp. (Finland)	521,040
57,500	QUALCOMM, Inc.	2,262,625
2,000	Uniden Corp. (Japan)	11,554

		9,579,050

Computers & Peripherals 2.5%
5,500	Apple, Inc.(a)	1,089,440
123,911	Hewlett-Packard Co.	6,255,027
52,341	International Business Machines Corp.(g)	5,658,062
87,800	Network Appliance, Inc.(a)	2,191,488
61,000	Seagate Technology (Cayman Islands)	1,555,500
645	Wincor Nixdorf AG (Germany)	60,995

		16,810,512

Construction & Engineering 0.1%
2,170	ACS Actividades de Construccion y Servicios SA (Spain)	128,968
7,100	Granite Construction, Inc.(g)	256,878
350	YIT OYJ (Finland)	7,671

		393,517

Construction Materials 0.1%
2,833	Cimpor Cimentos de Portugal, SGPS, SA (Portugal)	24,852
21,300	Headwaters, Inc.(a)(g)	250,062
1,201	Holcim Ltd., Class B (Switzerland)	128,677
1,512	Lafarge SA (France)	275,222

		678,813

Consumer Finance
900	Capital One Financial Corp.(g)	42,534
4,780	Takefuji Corp. (Japan)	114,809

		157,343

Containers & Packaging 0.3%
15,800	Ball Corp.	711,000
34,900	Pactiv Corp.(a)(g)	929,387
7,600	Rock-Tenn Co., Class A	193,116

		1,833,503

Distributors
6,000	Li & Fung Ltd. (Hong Kong)	23,920
29,443	Pacific Brands Ltd. (Australia)	83,616

		107,536

Diversified Consumer Services 0.1%
5,500	ITT Educational Services, Inc.(a)	468,985

Diversified Financial Services 2.1%
713	Babcock & Brown Ltd. (Australia)	16,771
93,803	Bank of America Corp.	3,870,312
18,502	Challenger Financial Services Group Ltd. (Australia)	80,142
29,300	CIT Group, Inc.(g)	704,079
136,257	Citigroup, Inc.(g)	4,011,406
6,653	Fortis Group (Belgium)	175,184
2,500	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	70,084
8,573	ING Groep NV (Netherlands)	335,289
579	Instituto Finanziario Industriale SpA (Italy)(a)	19,724
83,630	JPMorgan Chase & Co.	3,650,450
22,200	KKR Financial Holdings LLC	311,910
30,600	Moody’s Corp.(g)	1,092,420
1,203	OKO Bank PLC (Finland)	22,988
15,000	Singapore Exchange Ltd. (Singapore)	137,408

		14,498,167

Diversified Telecommunication Services 2.2%
183,910	AT&T, Inc.	7,643,300
3,441	Belgacom SA (Belgium)	169,743

17,417	BT Group PLC (United Kingdom)	94,563
6,557	CenturyTel, Inc.	271,853
5,496	France Telecom SA (France)	197,833
14	Nippon Telegraph & Telephone Corp. (NTT) (Japan)	69,593
86	Swisscom AG (Switzerland)	33,575
5,500	Tele2 AB (Sweden)	110,201
13,651	Telecom Corp. of New Zealand Ltd. (New Zealand)	45,602
74,404	Telecom Italia SpA (Italy)	176,880
10,278	Telefonica SA (Spain)	333,899
4,500	TeliaSonera AB (Sweden)	42,123
95,850	Verizon Communications, Inc.	4,187,687
122,000	Windstream Corp.	1,588,440

		14,965,292

Electric Utilities 1.0%
1,800	Allete, Inc.	71,244
40,900	American Electric Power Co., Inc.	1,904,303
7,500	CLP Holdings Ltd. (Hong Kong)	50,955
41,900	Duke Energy Corp.	845,123
2,592	E.On AG (Germany)	551,809
26,400	Edison International	1,408,968
13,400	El Paso Electric Co.(a)	342,638
12,099	Enel SpA (Italy)	143,903
4,400	FirstEnergy Corp.	318,296
5,500	Hong Kong Electric Holdings Ltd. (Hong Kong)	31,476
18,900	Portland General Electric Co.	525,042
5,300	PPL Corp.	276,077
7,100	Progress Energy, Inc.	343,853
676	Public Power Corp. SA (Greece)	35,581
810	Scottish and Southern Energy PLC (United Kingdom)	26,411
1,809	Union Fenosa SA (Spain)	122,166

		6,997,845

Electrical Equipment 0.9%
7,595	ABB Ltd. (Switzerland)	218,830
591	Alstom (France)	127,019
29,600	Emerson Electric Co.	1,677,136
16,000	Hitachi Cable Ltd. (Japan)	94,417
2,000	Mitsubishi Electric Corp. (Japan)	20,714
32,300	Rockwell Automation, Inc.	2,227,409
1,296	Schneider Electric SA (France)	175,612
24,400	Thomas & Betts Corp.(a)(g)	1,196,576
1,000	Vestas Wind Systems A/S (Denmark)(a)	108,234

		5,845,947

Electronic Equipment & Instruments 0.6%
72,900	Agilent Technologies, Inc.(a)	2,678,345
1,200	FUJIFILM Holdings Corp. (Japan)	50,227
11,000	Hitachi Ltd. (Japan)	81,723
60,900	Jabil Circuit, Inc.	929,943
7,700	Omron Corp. (Japan)	181,284
1,000	Venture Corp. Ltd. (Singapore)	8,771

		3,930,293

Energy Equipment & Services 1.2%
85,163	Halliburton Co.	3,228,530
13,300	Helmerich & Payne, Inc.	532,931
39,400	Hornbeck Offshore Services, Inc.(a)(g)	1,771,030
15,900	Noble Corp.	898,509
800	Schlumberger Ltd.	78,696
12,700	SEACOR Holdings, Inc.(a)	1,177,798
6,041	WorleyParsons Ltd. (Australia)	272,143

		7,959,637

Exchange Traded Fund
1,200	iShares MSCI EAFE Index Fund	94,200

Food & Staples Retailing 1.3%
1,428	Casino Guichard Perrachon SA (France)	155,312
1,600	FamilyMart Co. Ltd. (Japan)	50,103
1,597	J Sainsbury PLC (United Kingdom)	13,519
93,698	Kroger Co. (The)	2,502,674
1,600	Matsumotokiyoshi Holdings Co. Ltd. (Japan)(a)	38,956
46,978	Safeway, Inc.	1,607,117
11,000	SUPERVALU, Inc.	412,720
3,000	UNY Co. Ltd. (Japan)	25,340
74,500	Wal-Mart Stores, Inc.(g)	3,540,985
256	Wesfarmers Ltd., Class P (Australia)(a)	9,149
8,115	Woolworths Ltd. (Australia)	240,659

		8,596,534

Food Products 0.6%
41,900	Archer-Daniels-Midland Co.	1,945,417
700	Danisco A/S (Denmark)	49,617
450	East Asiatic Co. Ltd. A/S (Denmark)	35,073
46,931	Futuris Corp. Ltd. (Australia)	88,034
83,657	Goodman Fielder Ltd. (Australia)	138,297
1,600	H.J. Heinz Co.	74,688
904	Nestle SA, Class B (Switzerland)	415,210
28,900	Pilgrim’s Pride Corp.	836,655
4,000	Ralcorp Holdings, Inc.(a)	243,160
4,400	Sanderson Farms, Inc.	148,632
2,520	Unilever NV (Netherlands)	92,662
2,790	Unilever PLC (United Kingdom)	104,967
42,000	Wilmar International Ltd. (Singapore)	156,069

		4,328,481

Gas Utilities 0.2%
10,200	AGL Resources, Inc.	383,928
1,300	Atmos Energy Corp.	36,452
2,384	Gas Natural SDG SA (Spain)	139,491
18,400	Nicor, Inc.	779,240
3,200	Southwest Gas Corp.	95,264

		1,434,375

Health Care Equipment & Supplies 1.5%
7,500	Analogic Corp.	507,900
4,885	Baxter International, Inc.	283,574
41,923	Becton, Dickinson & Co.	3,503,925
7,200	Covidien Ltd. (Bermuda)	318,888
12,400	Cutera, Inc.(a)	194,680
8,900	ICU Medical, Inc.(a)(g)	320,489
7,600	Idexx Laboratories, Inc.(a)	445,588
3,400	Intuitive Surgical, Inc.(a)	1,103,300
9,600	Invacare Corp.	241,920
28,600	Medtronic, Inc.	1,437,722
37,600	Mentor Corp.(g)	1,470,160
3,200	Merit Medical Systems, Inc.(a)	44,480
1,000	Olympus Corp. (Japan)	40,755
8,100	Quidel Corp.(a)	157,707
1,500	Stryker Corp.	112,080

		10,183,168

Health Care Providers & Services 1.9%
2,200	Cardinal Health, Inc.	127,050
11,100	Chemed Corp.(g)	620,268
31,800	CIGNA Corp.	1,708,614
43,800	Express Scripts, Inc.(a)(g)	3,197,400
1,303	Healthspring, Inc.(a)	24,822
16,000	Parkway Holdings Ltd. (Singapore)	43,481
3,900	Suzuken Co., Ltd. (Japan)	138,818
79,880	UnitedHealth Group, Inc.	4,649,016
27,100	WellPoint, Inc.(a)	2,377,483

		12,886,952

Hotels, Restaurants & Leisure 1.3%
4,100	Bob Evans Farms, Inc.	110,413
78,900	Brinker International, Inc.	1,543,284
14,500	Cheesecake Factory, Inc. (The)(a)(g)	343,795
22,800	Darden Restaurants, Inc.	631,788
4,859	Enterprise Inns PLC (United Kingdom)	47,104
25,000	Jack in the Box, Inc.(a)	644,250
15,068	McDonald’s Corp.	887,656
17,800	Morgans Hotel Group Co.(a)(g)	343,184
336	OPAP SA (Greece)	13,470
3,200	Panera Bread Co., Class A (a)(g)	114,624
16,700	Papa John’s International, Inc.(a)	379,090
22,400	Sonic Corp.(a)(g)	490,560
6,100	Wyndham Worldwide Corp.	143,716
83,600	Yum! Brands, Inc.(g)	3,199,372

		8,892,306

Household Durables 0.2%
5,091	Barratt Developments PLC (United Kingdom)	46,161
4,015	Bellway PLC (United Kingdom)	66,616
594	Bovis Homes Group PLC (United Kingdom)	7,284
2,600	Ethan Allen Interiors, Inc.(g)	74,100
8,700	Jarden Corp.(a)	205,406
15,500	Kimball International, Inc., Class B	212,349
4,000	Matsushita Electric Industrial Co. Ltd. (Japan)	81,964

20,000	Sekisui Chemical Co. Ltd. (Japan)	133,591
15,000	Sekisui House Ltd. (Japan)	160,326
27,725	Taylor Wimpey PLC (United Kingdom)	112,173
280	TomTom NV (Netherlands)(a)	21,083

		1,121,053

Household Products 1.5%
7,100	Clorox Co. (The)(g)	462,707
7,367	Colgate-Palmolive Co.	574,331
41,200	Kimberly-Clark Corp.	2,856,808
79,775	Procter & Gamble Co.	5,857,081
4,658	Reckitt Benckiser PLC (United Kingdom)	270,193

		10,021,120

Independent Power Producers & Energy Traders 0.5%
109,900	AES Corp. (The)(a)	2,350,761
3,700	Constellation Energy Group, Inc.	379,361
7,500	NRG Energy, Inc.(a)(g)	325,050

		3,055,172

Industrial Conglomerates 1.5%
12,000	3M Co.	1,011,840
232,750	General Electric Co.	8,628,042
16,000	Keppel Corp. Ltd. (Singapore)	142,571
138	Rheinmetall AG (Germany)	11,061
5,000	SembCorp Industries Ltd. (Singapore)	19,873
801	Siemens AG (Germany)	126,971
2,400	Tredegar Corp.	38,592
697	Wendel (France)	100,825

		10,079,775

Insurance 3.1%
16,100	ACE Ltd. (Bermuda)	994,658
6,881	Aegon NV (Netherlands)	121,630
1,872	Allianz SE (Germany)	405,289
49,800	Allstate Corp. (The)	2,601,054
57,129	American Financial Group, Inc.(g)	1,649,886
48,859	American International Group, Inc.(g)	2,848,479
9,093	Arch Capital Group Ltd. (Bermuda)(a)	639,693
7,020	Aviva PLC (United Kingdom)	94,045
6,017	AXA SA (France)	240,954
32,851	Axis Capital Holdings Ltd. (Bermuda)	1,280,203
3,700	Castlepoint Holdings Ltd. (Bermuda)	44,400
14,100	Chubb Corp. (The)	769,578
141	CNP Assurances (France)	18,345
15,141	Endurance Specialty Holdings Ltd. (Bermuda)	631,834
3,800	Everest Re Group Ltd. (Bermuda)	381,520
6,800	First Mercury Financial Corp.(a)	165,920
22,700	Genworth Financial, Inc., Class A	577,715
5,800	Hartford Financial Services Group, Inc.	505,702
55,446	Legal & General Group PLC (United Kingdom)	144,145
37,600	MBIA, Inc.(g)	700,488
28,900	Montpelier Re Holdings Ltd. (Bermuda)	491,589

1,393	Muenchener Rueckversicherungs AG (Germany)	270,568
9,769	Old Mutual PLC (United Kingdom)	32,592
3,200	PartnerRe Ltd. (Bermuda)	264,096
37,043	Royal & Sun Alliance Insurance Group (United Kingdom)	109,280
984	SCOR (France)	25,177
6,200	Seabright Insurance Holdings, Inc.(a)	93,496
207	Swiss Life Holding (Switzerland)	51,743
2,547	Swiss Reinsurance (Switzerland)	180,989
61,000	Travelers Cos., Inc. (The)	3,281,799
2,500	United America Indemnity Ltd., Class A (Cayman Islands)(a)	49,800
21,100	XL Capital Ltd., Class A (Bermuda)	1,061,541
756	Zurich Financial Services AG (Switzerland)	222,029

		20,950,237

Internet & Catalog Retail 0.3%
26,104	Home Retail Group (United Kingdom)	170,438
61,300	IAC/InterActiveCorp.(a)(g)	1,650,196
4,000	Stamps.com, Inc.(a)	48,720

		1,869,354

Internet Software & Services 0.7%
34,800	EarthLink, Inc.(a)(g)	246,036
89,363	eBay, Inc.(a)	2,965,958
1,400	Google, Inc., Class A(a)	968,072
13,000	Tencent Holdings Ltd. (China)	97,095
19,700	Vignette Corp.(a)	287,817

		4,564,978

IT Services 0.5%
22,766	Accenture Ltd., Class A (Bermuda)	820,259
42,200	Automatic Data Processing, Inc.	1,879,166
3,700	CACI International, Inc., Class A(a)(g)	165,649
39,400	SYKES Enterprises, Inc.(a)	709,200

		3,574,274

Leisure Equipment & Products
200	Sankyo Co. Ltd. (Japan)	9,241

Life Sciences Tools & Services 0.4%
1,500	Covance, Inc.(a)	129,930
11,800	Dionex Corp.(a)	977,748
11,200	Invitrogen Corp.(a)(g)	1,046,192
8,700	Waters Corp.(a)	687,909

		2,841,779

Machinery 1.5%
9,614	Charter PLC (United Kingdom)(a)	151,857
20,000	Cummins, Inc.	2,547,399
15,900	Eaton Corp.	1,541,505
14,800	EnPro Industries, Inc.(a)(g)	453,620
4,000	Gardner Denver, Inc.(a)	132,000
21,100	Illinois Tool Works, Inc.	1,129,694

47,500	Ingersoll-Rand Co. Class A (Bermuda)	2,207,325
8,400	Komatsu Ltd. (Japan)	225,281
4,000	Komori Corp. (Japan)	88,146
2,497	Konecranes Oyj (Finland)	86,085
3,000	Kubota Corp. (Japan)	20,189
554	MAN AG (Germany)	92,467
6,850	Parker Hannifin Corp.	515,874
4,183	Sandvik AB (Sweden)	72,001
3,000	Sumitomo Heavy Industries Ltd. (Japan)	27,353
28,500	Trinity Industries, Inc.(g)	791,160

		10,081,956

Marine 0.1%
9,000	Cosco Corp Singapore Ltd. (Singapore)	35,531
5,000	Kawasaki Kisen Kaisha Ltd. (Japan)	48,540
17,000	Mitsui O.S.K. Lines Ltd. (Japan)	214,919
4,000	Nippon Yusen Kabashiki Kaisha(Japan)	31,512
1,500	Orient Overseas International Ltd. (Hong Kong)	10,989

		341,491

Media 2.3%
57,350	CBS Corp., Class B(g)	1,562,788
1,418	Daily Mail & General Trust (United Kingdom)	14,022
102,100	DIRECTV Group, Inc. (The)(a)	2,360,552
115,375	Disney (Walt) Co. (The)	3,724,304
1,700	Dolan Media Co.(a)	49,589
3,000	Gannett Co., Inc.	117,000
2,741	Gestevision Telecinco SA (Spain)	70,171
454	Lagardere SCA (France)	34,045
17,800	Lamar Advertising Co.(g)	855,646
3,900	Lee Enterprises, Inc.	57,135
23,400	Marvel Entertainment, Inc.(a)	625,014
13,861	McGraw-Hill Cos., Inc. (The)	607,250
6,628	Omnicom Group, Inc.	315,029
6,000	Singapore Press Holdings Ltd. (Singapore)	18,629
83,300	Time Warner, Inc.	1,375,283
7,368	Trinity Mirror PLC (United Kingdom)	51,114
59,100	Valassis Communications, Inc.(a)(g)	690,879
53,900	Viacom, Inc., Class B(a)	2,367,287
6,941	Vivendi Universal SA (France)	318,448
1,436	Yell Group PLC (United Kingdom)	11,463

		15,225,648

Metals & Mining 1.0%
75,500	Alcoa, Inc.	2,759,524
1,505	Anglo American PLC (United Kingdom)	92,272
1,331	Arcelor (Luxemburg)	107,030
11,678	BHP Billiton Ltd. (Australia)	408,240
11,612	Billiton PLC (United Kingdom)	357,356
37,000	Kobe Steel Ltd. (Japan)	119,283
8,000	Mitsubishi Materials Corp. (Japan)	33,780
4,300	Newmont Mining Corp.	209,969
13,000	Nippon Steel Corp. (Japan)	79,572
30,000	Nisshin Steel Co. Ltd. (Japan)	103,654

2,807	Nucor Corp.	166,231
1,953	Outokumpu Oyj, Class A (Finland)	60,563
1,963	Rio Tinto PLC (United Kingdom)	207,765
1,094	Salzgitter AG (Germany)	161,948
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	16,907
4,123	ThyssenKrupp AG (Germany)	231,236
13,600	United States Steel Corp.	1,644,376
1,057	Voestalpine AG (Austria)	76,420
1,000	Yamato Kogyo Co. Ltd. (Japan)	40,487

		6,876,613

Multiline Retail 0.2%
8,900	Big Lots, Inc.(a)(g)	142,311
27,400	J.C. Penney Co., Inc.	1,205,326
7,466	Marks & Spencer Group (United Kingdom)	83,226
274	Next PLC (United Kingdom)	8,858
133	PPR (France)	21,390

		1,461,111

Multi-Utilities 0.4%
6,582	AGL Energy Ltd. (Australia)	76,622
31,324	Centrica PLC (United Kingdom)	223,694
28,600	Consolidated Edison, Inc.	1,397,110
6,000	DTE Energy Co.(g)	263,760
14,499	National Grid PLC (United Kingdom)	240,707
24,300	NiSource, Inc.	459,027
138	RWE AG (Germany)	19,460
1,117	Suez SA (France)	76,054

		2,756,434

Office Electronics 0.4%
2,100	Canon, Inc. (Japan)	96,110
11,000	Ricoh Co. Ltd. (Japan)	200,820
146,500	Xerox Corp.	2,371,835

		2,668,765

Oil, Gas & Consumable Fuels 6.3%
38,160	BP PLC (United Kingdom)	467,163
74,200	Chesapeake Energy Corp.	2,908,640
77,192	Chevron Corp.	7,204,330
63,600	ConocoPhillips	5,615,880
2,600	Devon Energy Corp.	231,166
7,010	ENI SpA (Italy)	256,737
144,654	Exxon Mobil Corp.	13,552,634
20,800	Hess Corp.(g)	2,097,888
48,556	Marathon Oil Corp.	2,955,118
27,500	Massey Energy Co.	983,125
11,000	Murphy Oil Corp.	933,240
25,000	Nippon Oil Corp. (Japan)	202,109
6,600	Occidental Petroleum Corp.	508,134
2,485	OMV AG (Austria)	201,352
2,487	Repsol YPF SA (Spain)	88,649
11,120	Royal Dutch Shell PLC (Netherlands)	467,281

9,053	Royal Dutch Shell PLC, Class B (Netherlands)	376,638
9,000	Singapore Petroleum Co. Ltd. (Singapore)	46,985
33,200	Sunoco, Inc.	2,405,008
6,664	Total SA (France)	553,701
8,100	Valero Energy Corp.	567,243

		42,623,021

Paper & Forest Products 0.2%
32,500	International Paper Co.	1,052,350
424	Mondi Ltd. (South Africa)	4,002
2,981	Mondi PLC (United Kingdom)	25,219
14,807	Sonae Industria SGPS SA (Portugal)(a)	143,963

		1,225,534

Pharmaceuticals 3.2%
10,500	Abbott Laboratories	589,575
1,300	Astellas Pharma, Inc. (Japan)	56,382
6,699	AstraZeneca PLC (United Kingdom)	288,571
38,500	Eli Lilly & Co.	2,055,515
15,440	GlaxoSmithKline PLC (United Kingdom)	393,100
400	H Lundbeck A/S (Denmark)	10,823
81,300	Johnson & Johnson	5,422,710
52,200	King Pharmaceuticals, Inc.(a)	534,528
4,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	42,720
53,093	Merck & Co., Inc.	3,085,234
2,312	Novartis AG (Switzerland)	126,816
535	Orion Oyj (Finland)	12,539
291,668	Pfizer, Inc.	6,629,615
1,281	Roche Holding AG (Switzerland)	221,317
3,116	Sanofi-Aventis (France)	286,921
1,195	Shire PLC (United Kingdom)	27,332
1,000	Takeda Pharmaceutical Co. Ltd. (Japan)	58,421
45,500	Wyeth	2,010,645

		21,852,764

Real Estate Investment Trusts 0.8%
92,100	Annaly Capital Management, Inc.(g)	1,674,378
35,500	Anthracite Capital, Inc.(g)	257,020
40,400	Ashford Hospitality Trust, Inc.	290,476
36,500	Brandywine Realty Trust	654,445
1,695	British Land Co. PLC (United Kingdom)	31,885
9,100	Capital Lease Funding, Inc.	76,622
4,800	Cedar Shopping Centers, Inc.	49,104
10,600	Crystal River Capital, Inc.(g)	153,064
4,800	First Industrial Realty Trust, Inc.(g)	166,080
4,300	General Growth Properties, Inc.(g)	177,074
10,800	Hospitality Properties Trust	347,976
14,100	Host Hotels & Resorts, Inc.(g)	240,264
72,442	ING Industrial Fund (Australia)	160,500
15,200	JER Investors Trust, Inc.(g)	163,704
7,754	Mirvac Group (Australia)	40,523
94,100	NorthStar Realty Finance Corp.(g)	839,372
27,000	Resource Capital Corp.(g)	251,370
2,400	Strategic Hotels & Resorts, Inc.(g)	40,152

2,600	Sunstone Hotel Investors, Inc.	47,554

		5,661,563

Real Estate Management & Development 0.1%
7,000	Cheung Kong Holdings Ltd. (Hong Kong)	127,886
7,200	Jones Lang LaSalle, Inc.	512,352
107	KK DaVinci Advisors (Japan)(a)	92,700
300	Leopalace21 Corp. (Japan)	8,060
7,000	Swire Pacific Ltd. (Hong Kong)	95,922
20,000	Wharf Holdings Ltd. (The) (Hong Kong)	103,460

		940,380

Road & Rail 0.1%
10,200	CSX Corp.	448,596
2,000	Nippon Express Co. Ltd. (Japan)	10,204
7,300	Saia, Inc.(a)	97,090
4,000	Seino Holdings Corp. (Japan)	26,915

		582,805

Semiconductors & Semiconductor Equipment 1.6%
19,552	Amkor Technology, Inc.(a)	166,779
13,000	Integrated Device Technology, Inc.(a)	147,030
82,600	Intel Corp.	2,202,115
46,995	Lam Research Corp.(a)(g)	2,031,594
27,500	Linear Technology Corp.(g)	875,325
36,100	Nvidia Corp.(a)(g)	1,228,122
2,600	Pericom Semiconductor Corp.(a)	48,620
12,200	Semtech Corp.(a)	189,344
2,200	Silicon Image, Inc.(a)	9,944
46,200	Texas Instruments, Inc.(g)	1,543,080
30,884	Varian Semiconductor Equipment Associates, Inc.(a)	1,142,708
14,600	Xilinx, Inc.	319,302
46,700	Zoran Corp.(a)(g)	1,051,217

		10,955,180

Software 2.7%
19,200	Adobe Systems, Inc.(a)	820,416
19,000	Advent Software, Inc.(a)(g)	1,027,900
1,400	Ansoft Corp.(a)	36,190
15,250	BMC Software, Inc.(a)	543,510
44,100	Cadence Design System, Inc.(a)(g)	750,141
77,000	Intuit, Inc.(a)	2,433,970
10,400	Lawson Software, Inc.(a)	106,496
273,813	Microsoft Corp.	9,747,743
500	Nintendo Co. Ltd. (Japan)	293,576
4,000	Oracle Corp.(a)	90,320
132,700	Symantec Corp.(a)(g)	2,141,778

		17,992,040

Specialty Retail 0.9%
28,000	AnnTaylor Stores Corp.(a)(g)	715,680
34,600	Asbury Automotive Group, Inc.	520,730

6,000	Belle International Holdings Ltd. (Hong Kong)	8,976
3,500	Best Buy Co., Inc.(g)	184,275
9,800	Cache, Inc.(a)	91,532
28,600	Christopher & Banks Corp.	327,470
5,300	Esprit Holdings Ltd. (Hong Kong)	78,044
41,405	Gymboree Corp.(a)(g)	1,261,196
725	Hennes & Mauritz AB (H&M), Class B (Sweden)	44,140
2,100	Hikari Tsushin, Inc. (Japan)	71,257
50,300	Home Depot, Inc.	1,355,083
20,700	J Crew Group, Inc.(a)	997,947
15,500	Midas, Inc.(a)(g)	227,230
32,600	Rent-A-Center, Inc.(a)	473,352
500	Shimachu Co. Ltd. (Japan)	14,087

		6,370,999

Textiles, Apparel & Luxury Goods 0.5%
12,100	Kellwood Co.	201,344
5,000	Nisshinbo Industries, Inc. (Japan)	60,967
17,900	Steven Madden Ltd.(a)(g)	358,000
795	Swatch Group AG (Switzerland)	46,942
18,400	VF Corp.	1,263,344
47,500	Warnaco Group, Inc. (The)(a)(g)	1,653,001
3,900	Wolverine World Wide, Inc.	95,628

		3,679,226

Thrifts & Mortgage Finance 0.3%
119,000	Hudson City Bancorp, Inc.	1,787,380
20,417	Washington Mutual, Inc.(g)	277,875

		2,065,255

Tobacco 0.9%
36,400	Altria Group, Inc.	2,751,112
2,964	British American Tobacco (United Kingdom)	115,938
5,566	Imperial Tobacco Group (United Kingdom)	300,482
40,800	Reynolds American, Inc.(g)	2,691,168

		5,858,700

Trading Companies & Distributors 0.3%
15,600	Applied Industrial Technologies, Inc.	452,712
12,000	Itochu Corp. (Japan)	115,796
11,000	Marubeni Corp. (Japan)	77,077
6,000	Mitsubishi Corp. (Japan)	162,388
7,000	Mitsui & Co. Ltd. (Japan)	146,178
2,500	NuCo2, Inc.(a)	62,250
7,000	Sumitomo Corp. (Japan)	97,940
9,600	W.W. Grainger, Inc.	840,192

		1,954,533

Transportation Infrastructure
12,000	Hopewell Holdings (Hong Kong)	55,019

Wireless Telecommunication Services 0.4%
25	KDDI Corp. (Japan)	184,977
158,400	Sprint Nextel Corp.	2,079,792
3,300	USA Mobility, Inc.	47,190
171,345	Vodafone Group PLC (United Kingdom)	640,548

		2,952,507

	Total common stocks (cost $377,204,887)	431,339,545

PREFERRED STOCK
Automobiles
85	Porsche AG (Germany) (cost $101,191)	171,635

RIGHT UNITS
Real Estate Management & Development
2,500	Wharf Holdings Ltd. (Hong Kong)(a) (cost $0)	3,431

Moody’s Rating (Unaudited)	Principal Amount (000)
CORPORATE BONDS 8.2%
Aerospace/Defense 0.2%
		BAE Systems Holdings, Inc., Notes, 144A,
Baa2	$370	4.75%, 8/15/10	372,622
		Boeing Capital Corp., Sr. Notes,
A2	190	6.10%, 3/01/11(g)	199,151
		Goodrich Corp., Notes,
Baa2	202	6.80%, 7/01/36	215,852
		Northrop Grumman Corp., Gtd. Notes,
Baa1	500	7.125%, 2/15/11	532,873

			1,320,498

Airlines 0.1%
		American Airlines, Inc., Pass-Thru Certs., Ser. 01-1
Ba1	560	6.817%, 5/23/11	542,501
		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa2	41	6.703%, 6/15/21	41,328
		Delta Air Lines, Inc., Pass-Thru Certs., 144A
Baa1	110	6.821%, 8/10/22	103,961
		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/01/12	207,100

			894,890

Automotive
		Johnson Controls, Inc., Sr. Notes,
Baa1	55	5.50%, 1/15/16	54,194

Banking 0.7%
		Banco Bradesco (Cayman Islands), Notes,
A2	430	8.75%, 10/24/13	486,974
		Bank of America Corp., Sub. Notes,

Aa2	355	5.75%, 8/15/16	355,633
		Bank of America NA, Sub. Notes
Aa1	375	5.30%, 3/15/17	364,641
Aa1	60	6.00%, 10/15/36	57,386
		Bank One Corp., Sub. Notes,
Aa3	400	7.875%, 8/01/10	431,466
		Citigroup, Inc., Sub. Notes,
A1	400	5.625%, 8/27/12	405,192
A1	82	5.00%, 9/15/14	78,133
A1	165	6.125%, 8/25/36	156,171
		Depfa ACS Bank (Ireland), 144A,
Aaa	290	5.125%, 3/16/37	286,643
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	380	5.75%, 11/16/10	376,960
		ICICI Bank Ltd. (India), Bonds, 144A,
Baa2	495	5.787%, 1/12/10(h)	488,614
		J.P. Morgan Chase & Co., Notes,
Aa2	190	4.60%, 1/17/11	189,448
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes,
A2	150	6.346%, 7/29/49(h)	142,070
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
Aa2	140	7.625%, 9/14/10	149,892
		Wachovia Bank NA, Sub. Notes,
Aa2	450	7.80%, 8/18/10	484,974
		Wells Fargo & Co., Sr. Unsec. Notes,
Aa1	140	4.625%, 8/09/10	140,109

			4,594,306

Brokerage 0.5%
		Bear Stearns Cos., Inc. (The), Sr. Unsec. Notes,
A2	90	6.40%, 10/02/17	86,954
		Bear Stearns Cos., Inc. (The), Unsec. Notes,
A2	100	5.30%, 10/30/15	91,615
		Goldman Sachs Group, Inc., Notes,
Aa3	5	5.125%, 1/15/15	4,912
		Goldman Sachs Group, Inc., Sr. Notes,
Aa3	140	5.45%, 11/01/12	142,725
		Goldman Sachs Group, Inc., Sub. Notes,
A1	170	5.625%, 1/15/17	166,018
A1	385	6.45%, 5/01/36	361,705
A1	162	6.75%, 10/01/37	158,724
		Lehman Brothers Holdings, Inc., Sr. Notes,
A1	345	5.25%, 2/06/12	341,373
		Lehman Brothers Holdings, Inc., Sub. Notes,
A2	155	6.50%, 7/19/17	156,838
		Merrill Lynch & Co., Inc., Sr. Unsec. Notes,
A1	245	6.40%, 8/28/17(g)	248,910
		Merrill Lynch & Co., Inc., Notes,
A1	60	4.79%, 8/04/10	59,453
		Merrill Lynch & Co., Inc., Notes, MTN,
A1	340	4.25%, 2/08/10	333,301
A1	170	5.77%, 7/25/11	170,514
A1	125	5.00%, 1/15/15	117,878
		Morgan Stanley, Notes,
Aa3	50	4.00%, 1/15/10	49,166
Aa3	150	4.25%, 5/15/10	147,667

Aa3	25	5.30%, 3/01/13	24,937
Aa3	325	5.45%, 1/09/17	315,273
		Morgan Stanley, Sr. Notes, MTN,
Aa3	105	5.25%, 11/02/12	104,965
		Morgan Stanley, Sr. Unsec. Notes, MTN,
Aa3	460	5.75%, 10/18/16	453,912
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/01/14	131,160

			3,668,000

Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	168,011
		Centex Corp., Sr. Unsec. Notes,
Ba1	75	6.50%, 5/01/16	66,658
		Hanson PLC (United Kingdom), Sr. Unsub. Notes,
Baa3	170	7.875%, 9/27/10	184,443
		Lafarge SA (France), Notes,
Baa2	200	6.15%, 7/15/11	205,733
		Ryland Group, Inc., (The) Sr. Notes,
Ba1	27	5.375%, 6/01/08	26,840

			651,685

Cable 0.2%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	55	9.455%, 11/15/22	69,940
		Comcast Corp., Bonds,
Baa2	25	5.65%, 6/15/35	22,884
		Comcast Corp., Gtd. Notes,
Baa2	60	6.45%, 3/15/37	61,091
		Comcast Corp., Sr. Unsec. Notes,
Baa2	85	6.50%, 11/15/35	86,737
		Cox Communications, Inc., Notes,
Baa3	270	7.875%, 8/15/09	282,479
Baa3	185	6.75%, 3/15/11	194,075
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	590	5.40%, 7/02/12	591,186

			1,308,392

Capital Goods 0.3%
		Caterpillar Financial Services Corp., Notes, MTN,
A2	50	5.50%, 3/15/16	50,306
		Caterpillar, Inc., Debs.,
A2	400	7.25%, 9/15/09	418,707
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa2	400	7.35%, 6/15/08	403,414
Baa2	110	5.80%, 10/15/12	109,128
Baa2	296	6.375%, 10/15/17	285,969
Baa2	110	7.00%, 10/15/37	99,905
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	79,842
		General Electric Co., Sr. Unsec. Notes,
Aaa	25	5.25%, 12/06/17	24,947
		Honeywell International, Inc., Bonds,

A2	215	6.125%, 11/01/11	225,100
		Honeywell International, Inc., Sr. Notes,
A2	35	5.70%, 3/15/37	34,555
		John Deere Capital Corp., Sr. Notes,
A2	140	4.50%, 8/25/08	139,600
		United Technologies Corp., Notes,
A2	165	6.35%, 3/01/11	175,690
		United Technologies Corp., Sr. Notes,
A2	90	6.05%, 6/01/36	92,600

			2,139,763

Chemicals 0.1%
		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	60,780
		Dow Chemical Co. (The), Notes,
A3	135	6.125%, 2/01/11	140,063
		ICI Wilmington, Inc., Gtd. Notes,
Baa2	75	5.625%, 12/01/13	77,130
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/01/09	170,722
		Union Carbide Corp., Debs.,
Ba2	100	7.50%, 6/01/25	103,627

			552,322

Consumer
		Whirlpool Corp., Notes,
Baa2	195	6.125%, 6/15/11	203,077

Electric 0.8%
		Appalachian Power Co., Sr. Notes,
Baa2	125	4.40%, 6/01/10	124,072
		Arizona Public Services Co., Sr. Unsec. Notes,
Baa2	320	6.375%, 10/15/11	331,071
		Arizona Public Services Co., Unsec. Notes,
Baa2	35	6.25%, 8/01/16	35,615
		Baltimore Gas & Electric Co., Sr. Unsec. Notes,
Baa2	115	6.35%, 10/01/36	114,055
		Carolina Power & Light Co., First Mtge. Bonds,
A2	105	5.25%, 12/15/15	104,431
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	161,530
Baa2	120	6.95%, 3/15/33	131,189
		Consolidated Edison Co. of New York, Sr. Unsec. Notes,
A1	145	5.375%, 12/15/15	144,449
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa1	65	5.375%, 4/15/13	64,820
		Dominion Resources, Inc., Notes,
Baa2	250	4.125%, 2/15/08	249,566
		Dominion Resources, Inc., Sr. Notes,
Baa2	70	4.75%, 12/15/10	70,135
		Dominion Resources, Inc., Sr. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	191,780
		Duke Energy Carolinas LLC, Sr. Unsub. Notes,
A3	225	6.10%, 6/01/37	226,152
		El Paso Electric Co., Sr. Unsec. Notes,

Baa2	135	6.00%, 5/15/35	126,211
		Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B,
Baa3	220	8.50%, 4/01/09	229,984
		Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	310	8.625%, 8/01/15	357,627
		Energy East Corp., Notes,
Baa2	30	6.75%, 9/15/33	30,319
		Exelon Corp., Notes,
Baa1	30	4.90%, 6/15/15	28,240
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/01/33	60,691
		Georgia Power Co., Unsub. Notes, Ser. B,
A2	170	5.70%, 6/01/17	174,547
		Indiana Michigan Power Co., Sr. Notes, Ser. INDF,
Baa2	90	5.05%, 11/15/14	86,295
		Midamerican Energy Holdings Co., Sr. Unsec. Notes,
Baa1	160	5.95%, 5/15/37	155,196
		National Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/01/12	37,922
		Nevada Power Co., Mtge. Backed Notes,
Baa3	280	6.50%, 5/15/18	286,669
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.25%, 9/15/17	50,562
Baa3	70	5.45%, 9/15/20	62,639
		NSTAR Electric Co., Debs.,
A1	110	4.875%, 4/15/14	107,327
		Oncor Electric Delivery Co., Debs.,
Ba1	120	7.00%, 9/01/22	124,313
		Pacific Gas & Electric Co., First Mtge. Bonds,
A3	395	6.05%, 3/01/34	394,344
		PPL Electric Utilities Corp., Sec. Notes,
A3	400	6.25%, 8/15/09	409,722
		PSEG Energy Holdings LLC, Sr. Notes,
Ba3	400	8.625%, 2/15/08	400,898
		Public Service Electric & Gas Co., First Mtge. Bonds, MTN,
A3	125	5.80%, 5/01/37	122,198
		Southern California Edison Co., First Mtge. Bonds,
A2	100	4.65%, 4/01/15	96,102
		Virginia Electric and Power Co., Sr. Unsec. Notes, Ser. A,
Baa1	165	6.00%, 5/15/37	161,377
		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/01/08	118,927
Baa1	95	6.50%, 7/01/36	94,244
		Xcel Energy, Inc., Sr. Unsec. Notes,
Baa1	36	5.613%, 4/01/17	35,560

			5,700,779

Energy - Integrated 0.1%
		ConocoPhillips Holding Co., Sr. Notes,
A1	36	6.95%, 4/15/29	41,115
		Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A,
Baa2	130	6.356%, 6/07/17	123,071
		Phillips Petroleum Co., Notes,
A1	500	8.75%, 5/25/10	547,780
		TNK-BP Finance SA (Luxembourg), Gtd. Private Placement, Notes, 144A,
Baa2	295	7.50%, 7/18/16	285,781

			997,747

Energy—Other 0.2%
		Devon Financing Corp., ULC, Gtd. Notes,
Baa1	71	7.875%, 9/30/31	85,871
		Halliburton Co., Notes,
A2	30	5.50%, 10/15/10	30,839
		Nexen, Inc. (Canada), Sr. Unsec. Notes,
Baa2	25	6.40%, 5/15/37	24,958
		Pioneer Natural Resource Co., Bonds,
Ba1	330	6.875%, 5/01/18	319,118
		Talisman Energy, Inc., (Canada), Notes,
Baa2	40	6.25%, 2/01/38	38,982
		Valero Energy Corp., Sr. Notes
Baa3	160	6.625%, 6/15/37	161,132
		Weatherford International, Inc., Gtd. Notes, 144A,
Baa1	230	6.35%, 6/15/17	237,741
		Western Oil Sands, Inc. (Canada), Sec. Notes,
Baa3	55	8.375%, 5/01/12	61,342
		Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	264,033
		XTO Energy, Inc., Sr. Unsec. Notes,
Baa2	135	6.25%, 8/01/17	141,631

			1,365,647

Foods 0.5%
		Anheuser-Busch Cos., Inc., Sr. Notes,
A2	160	6.00%, 4/15/11	167,624
		Bunge Ltd., Notes,
Baa2	215	5.35%, 4/15/14	208,169
		Cadbury Schweppes U.S. Finance LLC, Notes, 144A,
Baa2	250	3.875%, 10/01/08	248,486
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/04/09	369,505
		Cargill, Inc., Sr. Unsec. Notes, 144A,
A2	150	6.00%, 11/27/17	149,657
		ConAgra Foods, Inc., Notes,
Baa2	81	7.875%, 9/15/10	86,942
		Delhaize Group (Belgium), Sr. Unsub. Notes,
Baa3	110	6.50%, 6/15/17	112,533
		Diageo Capital PLC (United Kingdom), Gtd. Notes,
A3	230	5.75%, 10/23/17	231,306
		HJ Heinz Co., Notes, 144A,
Baa2	260	6.428%, 12/01/08	264,693
		Kellogg Co., Notes, Ser. B,
A3	375	6.60%, 4/01/11	397,373
		Kraft Foods, Inc., Sr. Unsec. Notes,
Baa2	185	5.625%, 11/01/11	189,195
Baa2	220	6.125%, 2/01/18	221,682
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/01/11	36,834
		McDonald’s Corp., Sr. Unsec. Notes
A3	160	5.80%, 10/15/17	165,660
		Miller Brewing Co., 144A,
Baa1	200	4.25%, 8/15/08	199,130

		PepsiAmericas, Inc., Notes,
Baa1	295	6.375%, 5/01/09	304,010
		Tricon Global Restaurants, Inc., Sr. Notes,
Baa2	35	8.875%, 4/15/11	38,606
		Tyson Foods, Inc., Sr. Unsec. Notes,
Ba1	150	6.85%, 4/01/16	153,923

			3,545,328

Gaming 0.1%
		Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	150	5.50%, 7/01/10	139,500
		Mandalay Resort Group, Sr. Sub. Notes,
B1	1	9.375%, 2/15/10	1,035
		Wynn Las Vegas Capital Corp., First Mtge. Bonds, 144A,
Ba2	600	6.625%, 12/01/14	589,500

			730,035

Health Care & Pharmaceutical 0.6%
		Abbott Laboratories, Notes,
A1	270	5.875%, 5/15/16	282,028
		AmerisourceBergen Corp., Gtd. Notes,
Ba1	200	5.625%, 9/15/12	202,828
		AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes,
A1	110	6.45%, 9/15/37	120,524
		Baxter International, Inc., Sr. Unsec. Notes,
A+(d)	170	5.196%, 2/16/08	169,964
A3	60	5.90%, 9/01/16	62,342
		Bristol-Myers Squibb Co., Unsub. Notes,
A2	55	5.875%, 11/15/36	54,655
		Community Health Systems, Inc., Gtd. Notes
B3	400	8.875%, 7/15/15	407,500
		Covidien International Finance SA (Luxembourg), Gtd. Notes, 144A,
Baa1	260	6.00%, 10/15/17	269,031
		Genentech, Inc., Sr. Notes,
A1	60	4.75%, 7/15/15	59,043
		HCA, Inc., Sec. Notes,
B2	500	9.25%, 11/15/16	525,001
B2	400	9.625%, 11/15/16, PIK(g)	423,000
		Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
Baa3	250	5.625%, 12/15/15	246,045
		Merck & Co., Inc., Bonds,
Aa3	30	5.75%, 11/15/36	29,830
		Merck & Co., Inc., Debs.,
Aa3	30	5.95%, 12/01/28	30,701
		Schering-Plough Corp., Sr. Notes,
Baa1	155	5.55%, 12/01/13	156,826
		Schering-Plough Corp., Sr. Unsec. Notes,
Baa1	250	6.00%, 9/15/17	259,008
Baa1	70	6.55%, 9/15/37	74,169
		Teva Pharmaceutical Finance LLC, Bonds,
Baa2	30	6.15%, 2/01/36	29,792
		Wyeth, Notes,
A3	415	5.95%, 4/01/37	416,101
		Wyeth, Unsub. Notes,
A3	225	5.50%, 3/15/13	231,417

A3	35	5.50%, 2/01/14	35,548
A3	10	6.45%, 2/01/24	10,608

			4,095,961

Health Care Insurance 0.2%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	82,225
A3	110	6.625%, 6/15/36	108,901
		Cigna Corp., Sr. Unsec. Notes,
Baa2	140	6.15%, 11/15/36	129,894
		Coventry Health Care, Inc., Sr. Notes,
Ba1	540	6.125%, 1/15/15	541,880
		UnitedHealth Group, Inc., Bonds, 144A,
Baa1	60	6.00%, 6/15/17	60,600
Baa1	100	6.50%, 6/15/37	100,388
Baa1	80	6.625%, 11/15/37	81,198
		UnitedHealth Group, Inc., Sr. Unsec. Notes,
Baa1	290	5.25%, 3/15/11	293,244
		WellPoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	162,845
Baa1	105	5.95%, 12/15/34	98,837

			1,660,012

Insurance 0.3%
		Allstate Corp. (The), Sr. Notes,
A1	200	7.20%, 12/01/09	210,833
		American International Group, Inc., Notes,
Aa2	260	4.25%, 5/15/13	247,330
		American International Group, Inc., Sr. Unsec. Notes, MTN,
Aa2	540	5.85%, 1/16/18	543,537
		AXA SA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	42,916
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	95	4.75%, 5/15/12	96,191
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.00%, 3/15/34	175,550
		Lincoln National Corp., Sr. Unsec. Notes,
A3	110	6.30%, 10/09/37	106,965
		Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	49,944
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/01/11	72,587
A2	15	6.375%, 6/15/34	14,813
A2	205	5.70%, 6/15/35	187,196
		St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes,
A3	140	6.75%, 6/20/36	146,099
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	106,544
Baa2	90	6.15%, 8/15/19	87,098
		XL Capital Ltd. (Cayman Islands), Sr. Notes,
A3	15	5.25%, 9/15/14	14,586

			2,102,189

Lodging
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes,
Baa3	85	6.25%, 2/15/13	85,052

Media & Entertainment 0.2%
		AMFM, Inc., Gtd. Notes,
Baa3	115	8.00%, 11/01/08	118,863
		News America, Inc., Gtd. Notes,
Baa2	125	7.625%, 11/30/28	138,519
		Time Warner, Inc., Debs.,
Baa2	100	9.15%, 2/01/23	122,346
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.75%, 4/15/11	234,346
Baa2	160	7.25%, 10/15/17	171,145
Baa2	36	7.625%, 4/15/31	39,838
		Viacom, Inc., Sr. Notes,
Baa3	205	6.875%, 4/30/36	205,559

			1,030,616

Metals 0.1%
		Alcan, Inc. (Canada), Notes,
A3	70	4.50%, 5/15/13	68,344
A3	115	5.00%, 6/01/15	111,403
		Alcoa, Inc., Sr. Notes,
Baa1	30	5.90%, 2/01/27	28,328
		Peabody Energy Corp., Notes,
Ba1	250	7.375%, 11/01/16	256,251
		Southern Copper Corp., Sr. Notes,
Baa2	95	7.50%, 7/27/35	100,615
		United States Steel Corp., Sr. Unsub. Notes,
Baa3	250	5.65%, 6/01/13	242,168
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.50%, 11/16/11	71,214

			878,323

Non—Captive Finance 0.3%
		Capital One Bank, Sub. Notes,
A3	5	6.50%, 6/13/13	4,904
		Capital One Financial Corp., Sr. Notes, MTN,
A3	125	5.70%, 9/15/11	120,758
		CIT Group Funding Co. of Canada (Canada), Gtd. Notes,
A2	135	5.20%, 6/01/15	115,581
		CIT Group, Inc., Sr. Notes,
A2	80	4.25%, 2/01/10	76,973
		Countrywide Financial Corp., Gtd. Notes, MTN,
Baa3	280	5.80%, 6/07/12	204,540
		General Electric Capital Corp., Notes,
Aaa	110	4.875%, 10/21/10	111,635
Aaa	340	5.50%, 4/28/11	349,740
Aaa	440	5.55%, 5/04/20	452,484
		General Electric Capital Corp., Notes, MTN,
Aaa	90	6.125%, 2/22/11	94,080
		General Electric Capital Corp., Sr. Unsec. Notes, MTN,
Aaa	50	5.625%, 9/15/17	51,299
		GMAC LLC, Unsub. Notes,
Ba3	160	6.119%, 5/15/09(h)	149,022

		Household Finance Corp., Notes,
Aa3	130	4.75%, 5/15/09	129,568
		HSBC Finance Corp., Sr. Notes,
Aa3	100	5.70%, 6/01/11	100,557
		International Lease Finance Corp., Unsub. Notes,
A1	120	3.50%, 4/01/09	117,948
		Residential Capital Corp., Sr. Unsec. Notes,
Ba3	100	7.875%, 6/30/10	64,000
		Residential Capital LLC, Gtd. Notes,
Ba3	220	8.00%, 4/17/13	135,300
		Residential Capital, Gtd. Notes,
Ba3	105	7.50%, 2/22/11	65,363

			2,343,752

Non—Corporate 0.2%
		Gaz Capital for Gazprom (Luxembourg), Sr. Unsec. Notes, 144A,
A3	300	7.288%, 8/16/37	302,790
		Pemex Project Funding Master Trust,
Baa1	110	6.625%, 6/15/35	115,944
		Petrobras International Finance Co. (Cayman Islands), Bonds,
Baa1	280	8.375%, 12/10/18	333,200
		RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Bonds, 144A,
A3	460	6.299%, 5/15/17	435,850

			1,187,784

Paper
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	120	5.875%, 11/15/15	118,316

Pipelines & Other 0.3%
		Atmos Energy Corp., Notes,
Baa3	330	4.00%, 10/15/09	325,167
		CenterPoint Energy Resources Corp., Sr. Unsec. Notes,
Baa3	90	6.25%, 2/01/37	86,370
		CenterPoint Energy Resources Corp., Unsec. Notes,
Baa3	275	6.50%, 2/01/08	275,227
		Duke Energy Field Services LLC, Notes,
Baa2	365	7.875%, 8/16/10	391,539
		Enterprise Products Operating LP, Gtd. Notes, Ser. B,
Baa3	35	6.875%, 3/01/33	36,567
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	145	4.625%, 10/15/09	144,772
		Enterprise Products Operating LP, Sr. Notes,
Baa3	190	4.95%, 6/01/10	190,127
		ONEOK Partners LP, Notes,
Baa2	95	6.65%, 10/01/36	96,062
		ONEOK, Inc., Sr. Unsec. Notes,
Baa2	250	5.51%, 2/16/08	249,846
		Sempra Energy, Sr. Unsec. Notes,
Baa1	15	6.00%, 2/01/13	15,495
		Spectra Energy Capital LLC, Sr. Unsub. Notes,
Baa1	45	6.25%, 2/15/13	46,650

			1,857,822

Railroads 0.2%
		Burlington Northern Santa Fe Corp., Debs.,
Baa1	135	6.70%, 8/01/28	140,534
		CSX Corp., Sr. Notes,
Baa3	75	6.25%, 3/15/18	75,383
		CSX Corp., Sr. Unsub. Notes,
Baa3	170	6.15%, 5/01/37	158,869
		Norfolk Southern Corp., Sr. Notes,
Baa1	4	7.80%, 5/15/27	4,767
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	105	5.59%, 5/17/25	97,291
		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/01/08	275,221
Baa2	275	3.625%, 6/01/10	267,066
Baa2	152	6.65%, 1/15/11	158,017

			1,177,148

Real Estate Investment Trusts 0.2%
		Brandywine Operating Partnership, Notes,
Baa3	265	5.75%, 4/01/12	262,327
		Mack-Cali Realty LP, Notes,
Baa2	250	7.25%, 3/15/09	256,727
		Post Apartment Homes LP, Notes,
Baa3	135	6.30%, 6/01/13	141,681
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/01/12	91,396
		Simon Property Group LP, Unsec. Notes,
A3	280	5.75%, 5/01/12	281,674

			1,033,805

Retail 0.2%
		CVS Caremark Corp., Sr. Unsec. Notes,
Baa2	260	5.75%, 8/15/11	266,328
Baa2	390	5.75%, 6/01/17	392,510
		Federated Retail Holdings, Inc., Gtd. Notes,
Baa2	175	5.35%, 3/15/12	170,502
Baa2	20	5.90%, 12/01/16	18,836
		Home Depot, Inc., Sr. Unsec. Notes,
Baa1	80	5.875%, 12/16/36	67,512
		May Department Stores Co. (The), Notes,
Baa2	30	6.65%, 7/15/24	27,712
		Target Corp., Sr. Unsec. Notes,
A2	140	7.50%, 8/15/10	149,821
		Wal-Mart Stores, Inc., Bonds,
Aa2	60	5.25%, 9/01/35	53,221

			1,146,442

Structured Note 0.2%
		CDX North America High Yield, Pass-Thru Certs., Ser. 9-T1, 144A
B3	1,500	8.75%, 12/29/12(g)	1,479,375

Technology 0.2%
		Electronic Data System Corp., Notes,
Ba1	25	7.45%, 10/15/29	25,650

			Fiserv, Inc., Gtd. Notes,
Baa2	220		6.125%, 11/20/12	223,916
			Freescale Semiconductor, Inc., Sr. Unsec. Notes,
B2	150		8.875%, 12/15/14	133,875
			International Business Machines Corp., Sr. Unsec. Notes,
A1	165		5.70%, 9/14/17	170,571
			Intuit, Inc., Sr. Unsec. Notes,
Baa2	125		5.40%, 3/15/12	126,957
			Jabil Circuit, Inc., Sr. Notes,
Ba1	390		5.875%, 7/15/10	394,656
			Motorola, Inc., Notes,
Baa1	20		8.00%, 11/01/11	21,559

				1,097,184

Telecommunications 1.0%
			America Movil SA de CV (Mexico), Unsec. Notes,
A3	115		6.375%, 3/01/35	113,714
			AT&T Corp., Notes,
A(d)	200	(i)	6.00%, 3/15/09	203
			AT&T Corp., Sr. Notes,
A2	440		8.00%, 11/15/31	540,351
			AT&T Corp., Sr. Unsec. Notes,
A2	115		7.30%, 11/15/11	124,603
			AT&T, Inc., Notes,
A2	220		4.125%, 9/15/09	218,601
A2	240		5.30%, 11/15/10	244,265
			BellSouth Corp., Notes,
A2	245		4.20%, 9/15/09	243,542
			British Telecommunications PLC (United Kingdom), Bonds,
Baa1	350		9.125%, 12/15/30	463,269
			Cingular Wireless LLC, Sr. Notes,
A3	100		7.125%, 12/15/31	110,363
			Cingular Wireless Services, Inc., Notes,
A2	120		8.125%, 5/01/12	133,430
			Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
A3	60		8.25%, 6/15/30	74,865
			Embarq Corp., Notes,
Baa3	80		7.082%, 6/01/16	82,430
Baa3	400		7.995%, 6/01/36	421,534
			France Telecom SA (France), Notes,
A3	75		8.50%, 3/01/31	97,249
			Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes,
Baa2	105		8.00%, 10/01/10	112,609
			New Cingular Wireless Services, Inc., Sr. Notes,
A3	380		8.75%, 3/01/31	492,474
			Nextel Communications, Inc., Sr. Notes,
Baa3	500		5.95%, 3/15/14	469,985
			PCCW HKT Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A,
Baa2	555		8.00%, 11/15/11	609,953
			Qwest Corp., Notes,
Ba1	400		8.875%, 3/15/12	428,000
			Sprint Capital Corp., Gtd. Notes,
Baa3	185		6.90%, 5/01/19	183,773
			Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	45		4.00%, 1/15/10	44,075
Baa2	90		5.25%, 11/15/13	88,950

		TELUS Corp. (Canada), Notes,
Baa1	250	8.00%, 6/01/11	270,867
		U.S. Cellular Corp., Sr. Notes,
Baa3	95	6.70%, 12/15/33	87,250
		Vodafone Group PLC (United Kingdom), Sr. Notes,
Baa1	200	7.75%, 2/15/10	210,978
		Vodafone Group PLC (United Kingdom), Unsec. Notes,
Baa1	100	6.15%, 2/27/37(g)	98,762

			5,966,095

Tobacco 0.1%
		Altria Group, Inc., Debs.,
Baa1	5	7.75%, 1/15/27	6,442
		Altria Group, Inc., Notes,
Baa1	120	7.65%, 7/01/08	121,929
		Reynolds American, Inc., Bonds,
Ba1	220	6.75%, 6/15/17	224,075
Ba1	100	7.25%, 6/15/37	101,068

			453,514

		Total corporate bonds
		(cost $ 55,740,865)	55,440,053

ASSET BACKED SECURITIES 1.1%
		Accredited Mortgage Loan Trust,
		Ser. 2006-1, Class A1,
Aaa	15	4.925%, 4/25/36(h)	15,395
		Ser. 2006-2, Class A1,
Aaa	54	4.905%, 9/25/36(h)	53,617
		American Express Credit Account Master Trust,
		Ser. 2004-4, Class C, 144A,
Baa1	230	5.497%, 3/15/12(h)	226,370
		Ser. 2004-C, Class C, 144A,
Baa1	78	5.527%, 2/15/12(h)	77,666
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
BB(d)	24	6.215%, 10/25/32(h)	12,778
		Ser. 2002-BC9, Class M1,
Aa2	500	6.515%, 12/25/32(h)	449,738
		Bank One Issuance Trust, Ser. 2003-C1, Class C1,
Baa2	397	4.54%, 9/15/10	396,972
		Capital One Prime Auto Receivables Trust, Ser. 2004-2, Class A4,
Aaa	196	5.088%, 4/15/10(h)	195,732
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
A1	157	6.515%, 3/25/33(h)	124,461
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa2	360	5.365%, 1/25/35(h)	328,794
		Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300	5.349%, 2/20/15(h)	275,787
		Countrywide Asset-Backed Certificates, Ser. 2006-BC2, Class 2A1,
Aaa	52	4.905%, 1/25/45(h)	51,555
		Credit-Based Asset Servicing and Securitization LLC,
		Ser. 2005-CB6, Class A3,
Aaa	270	5.12%, 7/25/35	268,532
		Ser. 2006-CB3, Class AV1,

Aaa		10	4.925%, 3/25/36(h)	9,626
			Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2		260	5.70%, 7/25/34	238,950
			First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Aa2		300	5.385%, 6/25/36(h)	268,545
			HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1		109	5.439%, 1/20/35(h)	95,482
			Long Beach Mortgage Loan Trust, Ser. 2006-6, Class 2A1,
Aaa		189	4.905%, 7/25/36(h)	185,936
			MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
Aaa		2,400	7.00%, 2/15/12	2,513,060
			Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2,
A2		191	5.965%, 3/25/34(h)	175,616
			Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1,
Aa2		317	5.765%, 7/25/32(h)	302,736
			Ser. 2002-NC4, Class M1,
Aaa		221	6.14%, 9/25/32(h)	214,416
			Nomura Home Equity Loan, Inc., Ser. 2006-HE2, Class A1,
Aaa		39	4.925%, 3/25/36(h)	38,422
			Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1,
Aa2		51	4.71%, 3/25/34(h)	44,823
			Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
Aa2		240	5.305%, 10/25/35(h)	231,409
			Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1,
Aa2		265	5.375%, 2/25/34(h)	258,208
			Ser. 2006-FR3, Class A3,
Aaa		300	5.115%, 5/25/36(h)	234,000
			WFS Financial Owner Trust, Ser. 2004-4, Class D,
A2		47	3.58%, 5/17/12	47,138

			Total asset backed securities (cost $7,759,252)	7,335,764

COMMERCIAL MORTGAGE BACKED SECURITIES 4.4%
			Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3,
AAA	(d)	400	4.873%, 3/11/41(h)	400,683
			Ser. 2004-1, Class XP,
AAA	(d)	2,043	0.63%, 11/10/39(h)	33,599
			Ser. 2004-2, Class A3,
Aaa		200	4.05%, 11/10/38	197,319
			Ser. 2004-2, Class A4,
Aaa		560	4.153%, 11/10/38	550,584
			Ser. 2005-6, Class A4,
Aaa		1,400	5.353%, 9/10/47(h)	1,393,995
			Ser. 2006-2, Class A4,
AAA(d)		1,000	5.74%, 5/10/45(h)	1,033,551
			Ser. 2007-1, Class A4,
Aaa		750	5.451%, 1/15/49	753,668
			Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A,
Baa1		430	6.47%, 11/15/33(h)	442,357
			Ser. 2004-T16, Class X2,
AAA(d)		3,883	0.91%, 2/13/46(h)	102,049
			Ser. 2005-T18, Class AAB,

Aaa	350	4.823%, 2/13/42(h)	343,568
		Ser. 2005-T20, Class AAB,
Aaa	500	5.138%, 10/12/42(h)	500,161
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	146	5.138%, 3/15/19(h)	140,972
		Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	743,272
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X,
AAA(d)	3,698	1.024%, 9/15/30	83,544
		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A,
AAA(d)	2,334	1.093%, 3/10/39(h)	47,167
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	295,349
		Credit Suisse Mortgage Capital Certs., Ser. 2006-C1, Class A4,
AAA(d)	800	5.555%, 2/15/39(h)	812,125
		Ser. 2006-C5, Class A3,
Aaa	435	5.311%, 12/15/39	433,487
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(d)	584	7.62%, 6/10/33	617,019
		GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A,
Aaa	4,231	0 .74%, 3/10/40(h)	64,383
		GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A2,
AAA(d)	500	4.471%, 5/10/43	494,794
		Ser. 2005-C1, Class A5,
AAA(d)	645	4.697%, 5/10/43	615,524
		Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/05/35	1,252,815
		Ser. 2005-GG5, Class A5,
Aaa	2,060	5.224%, 4/10/37(h)	2,043,739
		GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB,
AAA(d)	1,300	5.587%, 4/10/38(h)	1,317,995
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A4,
Aaa	455	5.294%, 1/12/43(h)	454,885
		Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	978,933
		Ser. 2005-LDP4, Class A4,
Aaa	520	4.918%, 10/15/42(h)	504,496
		Ser. 2005-LDP5, Class A4,
Aaa	700	5.179%, 12/15/44(h)	697,082
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 9/12/37	483,905
		Ser. 2006-CB16. Class ASB,
Aaa	700	5.523%, 5/12/45	708,138
		Ser. 2006-LDP6, Class X2,
Aaa	28,433	0.243%, 4/15/43(h)	132,746
		Ser. 2006-LDP8, Class ASB,
Aaa	500	5.37%, 5/15/45	501,579
		Ser. 2006-LDP9. Class A3,
Aaa	510	5.336%, 5/15/47	508,099
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,502	7.727%, 5/17/32(h)	1,576,026

		LB-UBS Commercial Mortgage Trust, Ser. 2003-C5, Class A2,
AAA(d)	700	3.478%, 7/15/27	693,543
		Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29(h)	798,764
		Ser. 2005-C3, Class A3,
Aaa	500	4.647%, 7/15/30	491,512
		Ser. 2005-C3, Class A5,
Aaa	430	4.739%, 7/15/30	412,326
		Lehman Brothers Floating Rate Commercial Mortgage Trust, Ser. 2006-LLFA, Class A1, 144A,
Aaa	34	5.107%, 9/15/21(h)	33,490
		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	396,213
		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4,
Aaa	430	5.909%, 6/12/46(h)	448,793
		Ser. 2007-5, Class A4,
Aaa	750	5.378%, 8/12/48	750,140
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(h)	1,530,767
		Morgan Stanley Capital I, Ser. 2004-HQ3, Class A2,
Aaa	250	4.05%, 1/13/41	247,497
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	1,004,249
		Ser. 2007-T27, Class AAB,
AAA(d)	260	5.651%, 6/11/42(h)	265,122
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(d)	1,100	4.867%, 2/15/35	1,097,456

		Total commercial mortgage backed securities (cost $29,585,820)	29,429,480

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
		Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1,
Aaa	204	4.461%, 2/25/35(h)	201,403
		Ser. 2005-B, Class 2A1,
Aaa	190	4.382%, 3/25/35(h)	189,026
		Bank of America Alternative Loan Trust, Ser. 2006-5, Class 3A1,
Aaa	295	6.00%, 6/25/46	294,947
		Ser. 2005-12, Class 3CB1,
Aaa	786	6.00%, 1/25/36	752,513
		Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5,
Aaa	1,013	4.356%, 2/25/37(h)	1,000,730
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Aaa	300	5.25%, 9/25/19	293,654
		Federal National Mortgage Association, Ser. 1993-55, Class K,
Aaa	25	6.50%, 5/25/08	24,809
		JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1,
Aaa	581	4.071%, 7/25/35(h)	576,677
		Master Alternative Loan Trust, Ser. 2003-8, Class 4A1,
AAA(d)	26	7.00%, 12/25/33	26,549
		Ser. 2004-4, Class 4A1,
Aaa	372	5.00%, 4/25/19	369,650

		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3,
Aaa	229	4.17%, 2/25/34(h)	233,475
		Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A,
AAA(d)	140	5.00%, 3/25/20	136,474

		Total collateralized mortgage obligations (cost $ 4,159,793)	4,099,907

MORTGAGE BACKED SECURITIES 14.0%
		Federal Home Loan Mortgage Corp.,
	2,648	4.50%, 1/01/19 - 7/01/20	2,603,372
	2,777	5.00%, 7/01/18 - 5/01/34	2,766,904
	610	5.238%, 12/01/35(h)	611,102
	1,871	5.50%, 12/01/33 - 7/01/34	1,868,958
	9,500	5.50%, TBA 30 YR(c)	9,479,214
	660	6.00%, 1/01/34	670,685
	5,000	6.00%, TBA 30 YR	5,073,440
	606	7.00%, 6/01/14 - 11/01/33	635,030
		Federal National Mortgage Association,
	344	4.00%, 5/01/19	330,090
	597	4.366%, 11/01/35(h)	594,888
	4,291	4.50%, 11/01/18 - 3/01/34	4,187,097
	2,478	5.00%, 10/01/18 - 2/01/36	2,433,908
	13,000	5.00%, TBA 30 YR(c)	12,683,125
	16,525	5.50%, 12/01/16 - 4/01/36	16,539,511
	1,000	5.50%, TBA 15 YR	1,012,812
	4,500	5.50%, TBA 30 YR	4,494,375
	2,437	5.977%, 7/01/37(h)	2,476,857
	7,833	6.00%, 9/01/13 - 9/01/36	7,971,780
	3,000	6.00%, TBA 30 YR	3,045,936
	6,028	6.50%, 5/01/13 - 10/01/37	6,204,106
	105	7.00%, 6/01/32	110,808
	9	7.50%, 9/01/30	9,830
	23	8.00%, 12/01/23	24,107
	16	8.50%, 2/01/28	16,987
		Government National Mortgage Association,
	4,240	5.50%, 7/15/33 - 2/15/36	4,272,513
	500	5.50%, TBA 30 YR	500,939
	3,000	6.00%, TBA 30 YR(c)	3,071,250
	827	6.50%, 9/15/23 - 8/15/32	858,126
	165	7.00%, 6/15/24 - 5/15/31	175,657
	21	7.50%, 4/15/29 - 5/15/31	23,712
	164	8.00%, 8/15/22 - 6/15/25	176,716

		Total mortgage backed securities (cost $94,297,944)	94,923,835

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.8%
		Federal Home Loan Bank,
	1,215	4.375%, 10/03/08	1,214,500
	5,465	4.50%, 10/09/09 - 5/13/11	5,557,032
	210	4.625%, 10/10/12	216,139
		Federal Home Loan Mortgage Corp.,
	105	4.125%, 12/21/12	105,740
	560	4.75%, 1/18/11 - 1/19/16	577,739
	879	5.00%, 9/16/08	883,434
	300	5.125%, 11/17/17	313,032

		Federal National Mortgage Association,
	2,545	5.00%, 2/16/12 - 3/15/16	2,652,407
	95	5.375%, 6/12/17	100,916
	265	6.125%, 3/15/12	287,906

		Total U.S. government agency obligations (cost $11,687,832)	11,908,845

U.S. GOVERNMENT TREASURY SECURITIES 2.1%
		United States Treasury Bonds,
	987	4.75%, 2/15/37(g)	1,032,957
	125	6.625%, 2/15/27	158,643
	745	6.75%, 8/15/26	953,600
	2,200	7.875%, 2/15/21(g)	2,958,999
	2,535	8.125%, 8/15/19 - 8/15/219(g)	3,450,536
	1,835	8.875%, 8/15/17(g)	2,524,846
	39	9.00%, 11/15/18	55,142
		United States Treasury Inflation Index Notes,
	1,139	2.375%, 1/15/17	1,202,115
		United States Treasury Notes,
	15	4.00%, 9/30/09	15,239
	570	4.25%, 11/15/17	579,931
	10	5.125%, 6/30/11	10,624
		United States Treasury Strips,
	1,740	Zero Coupon, 2/15/19 - 5/15/20	1,014,089

		Total U.S. government treasury securities (cost $13,220,426)	13,956,721

FOREIGN GOVERNMENT OBLIGATIONS 0.3%
		DP World Ltd., Bonds, 144A,
A1	390	6.85%, 7/02/37	370,751
		Italy Government International Bond (Italy), Notes,
A+(d)	160	5.375%, 6/15/33	164,104
		Mexico Government International Bond (Mexico), Notes,
Baa1	265	7.50%, 1/14/12	290,970
		Province of Quebec (Canada), Notes,
Aa2	115	4.60%, 5/26/15(g)	114,895
		Province of Quebec (Canada), Sr. Unsub. Notes,
Aa2	390	5.75%, 2/15/09	397,067
		United Mexican States (Mexico), Notes,
Baa1	860	5.875%, 1/15/14	894,400

		Total foreign government obligations (cost $2,192,126)	2,232,187

		Total long-term investments (cost $595,950,136)	650,841,403

SHORT-TERM INVESTMENTS 23.3%

U.S. GOVERNMENT SECURITY 0.1%
		United States Treasury Bill,(b)(j)
	550	2.90%, 3/20/08
		(cost $546,467)	546,246

Shares
AFFILATED MUTUAL FUNDS 23.2%
	4,343,494	Dryden Core Investment Fund—Short Term Bond Series (cost $43,322,823)(f)	41,002,580

115,559,205	Dryden Core Investment Fund—Taxable Money Market Series (cost $115,559,205; includes $94,823,327 of cash collateral received for securities on loan)(e)(f)	115,559,205

	Total affiliated mutual funds (cost $158,882,027)	156,561,785

	Total short-term investments (cost $159,428,495)	157,108,031

	Total Investments(k) 119.6% (cost $755,378,630)(l)	807,949,434
	Liabilities in excess of other assets(m) (19.6%)	(132,133,946)

	Net Assets 100.0%	$675,815,488

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

MTN—Medium Term Notes

NA—National Association

PIK—Payment-in-kind

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Principal amount of $25,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Dryden Short-Term Bond Series.
(g)	Portion of securities on loan with an aggregate market value of $91,475,974; cash collateral of $94,823,327 was received with which the Portfolio purchased highly liquid short-term investments.
(h)	Variable rate instrument.
(i)	Amount is actual; not rounded to thousands.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	As of December 31, 2007, 110 securities representing $10,018,730 and 1.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$756,900,771	$79,604,904	$(28,556,241)	$51,048,663

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at December 31, 2007:

Number of Contracts	Type	Expiration Date	Value at December 31, 2007	Value at Trade Date	Unrealized Appreciation
	Long Positions:
23	5-Yr. U.S. T-Notes	Mar. 08	$2,536,469	$2,529,389	$7,080

8	10-Yr. U.S. T-Notes	Mar. 08	907,125	906,767	358
54	U.S. Long Bond	Mar. 08	6,284,250	6,277,583	6,667
19	S&P 500 Index	Mar. 08	7,016,700	7,008,425	8,275

					22,380

	Short Positions:
4	2-Yr. U.S. T-Notes	Mar. 08	841,000	839,312	1,688

					$24,068

Interest rate swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.*	9/12/2012	800	4.74%	3 month LIBOR	$28,663
Morgan Stanley Capital Services, Inc.*	9/25/2012	900	4.94%	3 month LIBOR	41,016
Morgan Stanley Capital Services, Inc.*	10/23/2012	1,090	4.80%	3 month LIBOR	28,650
Morgan Stanley Capital Services, Inc.*	12/7/2012	750	4.15%	3 month LIBOR	591
Morgan Stanley Capital Services, Inc.*	12/13/2012	900	4.35%	3 month LIBOR	7,944
Merrill Lynch Capital Services, Inc.**	12/14/2012	1,250	4.35%	3 month LIBOR	(12,035)
Merrill Lynch Capital Services, Inc.*	08/14/2012	1,590	5.21%	3 month LIBOR	91,361
Morgan Stanley Capital Services, Inc.*	12/11/2037	380	5.08%	3 month LIBOR	(4,579)
Morgan Stanley Capital Services, Inc.*	12/11/2037	990	5.09%	3 month LIBOR	(15,304)

					$166,307

*	Portfolio pays the floating rate and receives the fixed rate.
**	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
				PPG Industries, Inc.,
JPMorgan Chase Bank(a)	6/20/2012	1,000	0.30%	7.05%, due 08/15/09	$407
				Altria Group, Inc.,
Citibank, NA(a)	9/20/2012	700	0.32%	7.00%, due 11/04/13	(306)
				Sara Lee Corp.,
Morgan Stanley Capital Services, Inc.(a)	9/20/2012	700	0.45%	6.125%, 11/01/32	(4,272)
				Fortune Brands, Inc.,
Barclays Bank PLC(a)	9/20/2012	700	0.60%	6.25%, due 04/01/08	6,484
				Residential Capital LLC,
JPMorgan Chase Bank(a)	9/20/2012	470	1.52%	6.50%, due 04/17/13	221,322
				Bunge Ltd. Finance Corp.,
JPMorgan Chase Bank(a)	6/20/2014	240	0.65%	5.35%, due 04/15/14	(166)
				Gannett Co., Inc.,
Credit Suisse International (a)	9/20/2017	750	0.99%	6.375%, due 04/01/12	5,451

					$228,920

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of December 31, 2007, The Jennison Equity Opportunity Fund and Dryden Active Allocation Fund held foreign securities whose value required adjustment in accordance with such procedures.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series and the Short-Term Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Short-Term Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date    February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date    February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date    February 20, 2008

*	Print the name and title of each signing officer under his or her signature.